UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-22906

Virtus Alternative Solutions Trust

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301

(Address of principal executive offices) (Zip code)

Jennifer Fromm, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code:              (800)-243-1574

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VIRTUS ALTERNATIVE INCOME SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT

JULY 31, 2014 (UNAUDITED)

($ are reported in thousands)

	PAR VALUE	VALUE

FOREIGN GOVERNMENT SECURITIES—1.4%
Development Bank of Mongolia LLC RegS 5.750%, 3/21/17(2)	$200	$191
Instituto Costarricense de Electricidad RegS 6.375%, 5/15/43(2)	200	178
Ukraine Government International Bond 6.580%, 11/21/16	100	96
Ukraine Government International Bond RegS 6.750%, 11/14/17(2)	100	96

TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $540)		561

MUNICIPAL BONDS—1.5%

California—0.3%
Golden State Tobacco Securitization Corp. Series A-1 5.000%, 6/1/33	150	120

New Jersey—0.5%
Tobacco Settlement Financing Corp. Series 1-A
4.750%, 6/1/34	135	100
5.000%, 6/1/41	125	92

		192

Puerto Rico—0.7%
Commonwealth of Puerto Rico, Series A
8.000%, 7/1/35	320	288
5.000%, 7/1/41	5	4
Puerto Rico Sales Tax Financing Corp. Series A 0.000%, 8/1/54	330	23

		315

TOTAL MUNICIPAL BONDS
(Identified Cost $635)		627

	PAR VALUE	VALUE

MORTGAGED-BACKED SECURITIES—0.2%

Non-Agency—0.2%
JP Morgan Chase Commercial Mortgage Securities Trust 14-INN, F 144A 4.151%, 6/15/29(3)(4)	$100	$100

TOTAL MORTGAGED-BACKED SECURITIES
(Identified Cost $100)		100

ASSET-BACKED SECURITIES—0.9%
Cutwater Ltd. CLO 14-1A, C 144A 3.931%, 7/15/26(3)(4)	100	93
Gallatin CLO VII Ltd. 14-1A, D 144A 3.922%, 7/15/23(3)(4)	40	39
Gallatin CLO VII Ltd. 14-1A, E 144A 5.832%, 7/15/23(3)(4)	35	34
Madison Park Funding XIV Ltd. CLO 14-14A, D, 144A 3.831%, 7/20/26(3)(4)	200	191

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $358)		357

CORPORATE BONDS—34.1%

Consumer Discretionary—5.7%
American Achievement Corp. 144A 10.875%, 4/15/16(3)	15	15
APX Group, Inc.
6.375%, 12/1/19	25	25
8.750%, 12/1/20	145	142
Bon-Ton Department Stores, Inc. (The) 8.000%, 6/15/21	55	50
Caesars Entertainment Operating Co., Inc.
9.000%, 2/15/20	105	88
9.000%, 2/15/20	55	46
Claire’s Stores, Inc. 144A 9.000%, 3/15/19(3)	885	898
Clear Channel Communications, Inc. PIK 12.000%, 2/1/21(5)	30	30
Edcon Pty Ltd. RegS 9.500%, 3/1/18(2)	180	179

	PAR VALUE	VALUE

Consumer Discretionary—continued
Guitar Center, Inc. 144A 9.625%, 4/15/20(3)	$85	$79
JC Penney Corp., Inc. 5.650%, 6/1/20	180	158
Liberty Interactive LLC 8.250%, 2/1/30	90	100
Mohegan Tribal Gaming Authority 9.750%, 9/1/21	90	98
PF Chang’s China Bistro, Inc. 144A 10.250%, 6/30/20(3)	25	25
Servicios Corporativos Javer SAPI de CV RegS 9.875%, 4/6/21(2)	150	166
Toys R Us, Inc.
10.375%, 8/15/17	155	134
7.375%, 10/15/18	90	71
WMG Acquisition Corp. 144A 6.750%, 4/15/22(3)	60	59

		2,363

Consumer Staples—0.5%
New Albertsons, Inc.
7.750%, 6/15/26	155	152
7.450%, 8/1/29	15	14
8.700%, 5/1/30	5	5
SUPERVALU, Inc. 6.750%, 6/1/21	50	51

		222

Energy—9.2%
American Energy-Permian Basin LLC / AEPB Finance Corp. 144A
7.125%, 11/1/20(3)	50	48
7.375%, 11/1/21(3)	40	39
Berau Coal Energy Tbk PT RegS 7.250%, 3/13/17(2)	200	195
CITGO Petroleum Corp. 144A 6.250%, 8/15/22(3)	20	21
Energy Transfer Equity LP 144A 5.875%, 1/15/24(3)	100	102
EXCO Resources, Inc. 8.500%, 4/15/22	30	30
Forbes Energy Services Ltd. 9.000%, 6/15/19	243	248

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE INCOME SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

JULY 31, 2014 (UNAUDITED)

($ are reported in thousands)

	PAR VALUE	VALUE

Energy—continued
MIE Holdings Corp. 144A 7.500%, 4/25/19(3)	$200	$212
National JSC Naftogaz of Ukraine 9.500%, 9/30/14	105	102
Odebrecht Offshore Drilling Finance Ltd. RegS 6.750%, 10/1/22(2)	193	202
Pacific Rubiales Energy Corp. RegS 5.125%, 3/28/23(2)	120	119
Pan American Energy LLC/Argentine Branch RegS 7.875%, 5/7/21(2)	60	63
Petroleos de Venezuela SA RegS 8.500%, 11/2/17(2)	133	124
QGOG Constellation SA RegS 6.250%, 11/9/19(2)	200	205
Rice Energy, Inc. 144A 6.250%, 5/1/22(3)	75	75
Rockies Express Pipeline LLC 144A 6.000%, 1/15/19(3)	145	151
Sabine Pass Liquefaction LLC 5.625%, 4/15/23	300	306
SandRidge Energy, Inc. 7.500%, 2/15/23	190	199
Sanjel Corp. 144A 7.500%, 6/19/19(3)	450	449
Seitel, Inc. 9.500%, 4/15/19	295	312
Venoco, Inc. 8.875%, 2/15/19(2)	411	401
Walter Energy, Inc. 144A 9.500%, 10/15/19(3)	50	50
YPF SA RegS 8.875%, 12/19/18(2)	180	187

		3,840

Financials—2.4%
Banco do Brasil SA RegS 6.250%(2)(4)(6)	200	157
Earls Thirteen Ltd. 144A 0.000%, 4/28/18(3)(7)	150	150

	PAR VALUE		VALUE

Financials—continued
Financiera Independencia SAB de CV 144A 7.500%, 6/3/19(3)	$200		$204
Greektown Holdings LLC/Greektown Mothership Corp. 144A 8.875%, 3/15/19(3)	494		494

			1,005

Health Care—0.5%
Aurora Diagnostics Holdings / Aurora Diagnostics Financing, Inc. 10.750%, 1/15/18	65		57
Kindred Healthcare, Inc. 144A 6.375%, 4/15/22(3)	100		99
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 144A 5.750%, 8/1/22(3)	40		40

			196

Industrials—8.0%
Cenveo Corp. 144A 8.500%, 9/15/22(3)	50		49
CEVA Group PLC 144A 7.000%, 3/1/21(3)	442		453
Harland Clarke Holdings Corp. 144A 9.250%, 3/1/21(3)	100		101
Michael Baker International LLC / CDL Acquisition Co., Inc. 144A 8.250%, 10/15/18(3)	322		338
Monitronics International, Inc. 9.125%, 4/1/20	95		100
Navigator Holdings Ltd. 144A 9.000%, 12/18/17(3)	472		518
Optima Specialty Steel, Inc. 144A 12.500%, 12/15/16(3)	510		558
Red de Carreteras de Occidente SAPIB de CV RegS 9.000%, 6/10/28(2)	2,000	MXN	144

	PAR VALUE	VALUE

Industrials—continued
Ridgebury Crude Tankers LLC 144A 7.625%, 3/20/17(3)	$442	$454
Tervita Corp. 144A 8.000%, 11/15/18(3)	532	551
TransDigm, Inc. 144A
6.000%, 7/15/22(3)	25	25
6.500%, 7/15/24(3)	30	30

		3,321

Information Technology—1.7%
Atento Luxco 1 SA RegS 7.375%, 1/29/20(2)	150	154
BMC Software Finance, Inc. 144A 8.125%, 7/15/21(3)	70	70
Boxer Parent Co., Inc. PIK 144A 9.000%, 10/15/19(3)(5)	30	28
First Data Corp. 11.750%, 8/15/21	55	64
GCX Ltd. 144A 7.000%, 8/1/19(3)	200	205
Rolta Americas LLC 144A 8.875%, 7/24/19(3)	200	206

		727

Materials—2.7%
CEMEX Espana SA 144A 9.250%, 5/12/20(3)	120	130
Cornerstone Chemical Co. 144A 9.375%, 3/15/18(3)	50	53
First Quantum Minerals Ltd. 144A 7.250%, 5/15/22(3)	200	205
First Quantum Minerals Ltd. RegS 7.000%, 2/15/21(2)	60	62
Gold Fields Orogen Holding BVI Ltd. RegS 4.875%, 10/7/20(2)	200	182
IAMGOLD Corp. 144A 6.750%, 10/1/20(3)	100	92
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. 144A 6.375%, 5/1/22(3)	100	99

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE INCOME SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

JULY 31, 2014 (UNAUDITED)

($ are reported in thousands)

	PAR VALUE		VALUE

Materials—continued
Vedanta Resources PLC RegS 7.125%, 5/31/23(2)	$300		$318

			1,141

Telecommunication Services—3.0%
Avanti Communications Group PLC 144A 10.000%, 10/1/19(3)	442		452
Axtel SAB de CV RegS 8.000%, 1/31/20(2)(4)	180		187
Sprint Capital Corp.
6.875%, 11/15/28	125		123
8.750%, 3/15/32	80		89
Sprint Corp. 144A 7.125%, 6/15/24(3)	75		77
Telefonica del Peru SAA RegS 8.000%, 4/11/16(2)(8)	333	PEN	124
Vimpel Communications Via VIP Finance Ireland Ltd., OJSC RegS 7.748%, 2/2/21(2)	200		207

			1,259

Utilities—0.4%
GenOn Americas Generation LLC 9.125%, 5/1/31	125		121
RJS Power Holdings LLC 144A 5.125%, 7/15/19(3)	60		60

			181

TOTAL CORPORATE BONDS
(Identified Cost $14,236)			14,255

LOAN AGREEMENTS—15.9%

Consumer Discretionary—1.9%
Adria Topco B.V. 9.000%, 6/19/19	25		34
Clear Channel Communications, Inc. Tranche D, 6.905%, 1/30/19	210		206
Dave & Buster’s, Inc. 0.000%, 7/24/20(9)	50		50
Energy Future Intermediate Holding Company LLC (EFIH Finance Inc.) 4.250%, 6/19/16(10)	150		150

	PAR VALUE	VALUE

Consumer Discretionary—continued
JC Penney Corp., Inc. 5.000%, 6/20/19	$45	$45
Mohegan Tribal Gaming Authority, Term Loan B 0.000%, 11/19/19(9)	50	51
Red Lobster Management LLC, First Lien 0.000%, 7/28/21(9)	70	70
Spencer Gifts LLC (Spirit Halloween Superstores LLC) 0.000%, 7/12/21(9)	60	60
Totes Isotoner Corp. 5.250%, 5/1/21	35	35
Tribune Publishing Co. 0.000%, 7/7/21(9)	105	105

		806

Consumer Staples—1.1%
New Albertson’s, Inc., Term Loan B 4.750%, 6/27/21	75	76
North Atlantic Trading Co., Inc. First Lien 8.250%, 1/13/20	294	296
Supervalu, Inc. 4.500%, 3/21/19	55	55
Vogue International LLC Tranche B, 5.250%, 2/14/20	20	20

		447

Energy—0.6%
KCA Deutag US Finance LLC (KCA Deutag GMBH) 6.250%, 5/15/20	35	35
Overseas Shipholding Group, Inc.
0.000%, 7/22/19(9)	105	106
0.000%, 7/22/19(9)	105	105

		246

Financials—2.9%
Datapipe, Inc., Second Lien 8.500%, 9/15/19	737	734
Hoffmaster Group, Inc., First Lien 5.250%, 5/9/20	45	45

	PAR VALUE	VALUE

Financials—continued
Omnitracs, LLC (Coronado Holdings, LLC) Second Lien 8.750%, 5/25/21	$442	$448

		1,227

Health Care—1.7%
American Pacific Corp. 7.000%, 2/27/19	235	239
CCS Intermediate Holdings, LLC, First Lien 0.000%, 7/23/21(9)	105	105
Curo Health Services Holdings, Inc., First Lien 5.750%, 6/8/20	75	74
Kindred Healthcare, Inc. 4.000%, 4/9/21	45	45
Onex Carestream Finance LP, First Lien 5.000%, 6/7/19	44	45
Onex Carestream Finance LP, Second Lien 9.500%, 12/7/19	105	107
Surgery Center Holdings, Inc. 0.000%, 7/24/20(9)	40	40
Surgery Center Holdings, Inc., Second Lien 0.000%, 7/24/21(9)	35	35

		690

Industrials—0.4%
Aquilex LLC (Aquilex Intermediate Corp. Holdings LLC), Term Loan B 5.625%, 12/31/20	75	75
Koosharem LLC 7.500%, 5/16/20	70	70
Photonis Technologies SAS, First Lien 8.500%, 9/18/19	35	35

		180

Information Technology—5.8%
Active Network Bank Debt 0.000%, 11/15/21(9)	440	442

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE INCOME SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

JULY 31, 2014 (UNAUDITED)

($ are reported in thousands)

	PAR VALUE	VALUE

Information Technology—continued
BMC Software Finance, Inc. 5.000%, 9/10/20	$48	$48
Dell, Inc. 4.500%, 4/29/20	100	100
Greenway Health, LLC (fka Vitera Healthcare Solutions, LLC), First Lien 6.000%, 11/4/20	883	884
GTCR Valor Companies, Inc. 6.000%, 5/30/21	28	28
GTCR Valor Companies, Inc. First Lien, Delayed Draw 2.500%, 5/30/21	22	22
TelX Group, Inc., (The), Second Lien 7.500%, 4/9/21	885	886

		2,410

Materials—0.5%
Albaugh LLC 6.000%, 5/31/21	75	74
AZ Chem US Inc. First Lien 4.500%, 6/11/21	98	99
Gemini HDPE LLC 0.000%, 8/4/21(9)	50	50

		223

Telecommunication Services—0.3%
Tyrol Acquisition 2 SAS
0.000%, 1/29/16(9)	81	103
0.000%, 1/29/16(9)	5	6
0.000%, 1/29/16(9)	5	6

		115

Utilities—0.7%
Texas Competitive Electric Holdings Company, LLC (TXU)
0.000%, 10/10/14(9)	355	271
0.000%, 10/10/17(9)	30	23

		294

TOTAL LOAN AGREEMENTS
(Identified Cost $6,676)		6,638

	PAR VALUE		VALUE

CONVERTIBLE BONDS—0.2%

Consumer Discretionary—0.1%
Liberty Interactive LLC 3.750%, 2/15/30	$85		$55

Energy—0.1%
Alpha Natural Resources, Inc. 3.750%, 12/15/17	40		34

TOTAL CONVERTIBLE BONDS
(Identified Cost $90)			89

	SHARES

WARRANTS—0.0%

Financials—0.0%
Piraeus Bank SA(11)	$13,847		$15

TOTAL WARRANTS
(Identified Cost $16)			15

PREFERRED STOCK—1.5%

Financials—1.5%
Ally Financial, Inc. Series G 144A 7.000%(3)	250		249
Bank of America Corp. Series U 5.200%(4)	35	(12)	33
Capital One Financial Corp. Series B 6.000%	1,900		46
Citigroup, Inc. Series M 6.300%(4)	125	(12)	126
JPMorgan Chase & Co. 5.150%(4)	110	(12)	105
JPMorgan Chase & Co. Series P 5.450%	1,300		29
Regions Financial Corp. Series A 6.750%	900		22

			610

TOTAL PREFERRED STOCK
(Identified Cost $610)			610

	SHARES	VALUE

COMMON STOCKS—11.3%

Consumer Discretionary—1.6%
Berkeley Group Holdings PLC	1,224	$51
Cia Hering	1,600	15
Direcional Engenharia SA	6,200	28
Eutelsat Communications SA	2,362	82
Galaxy Entertainment Group Ltd.	2,765	23
Grendene SA	4,600	27
Melco Crown Entertainment Ltd. ADR	1,854	62
MGM China Holdings Ltd.	17,103	62
RTL Group SA	327	33
Sands China Ltd.	21,785	160
Tofas Turk Otomobil Fabrikasi AS	4,709	29
Wynn Macau Ltd.	25,200	107

		679

Consumer Staples—0.2%
Natura Cosmeticos SA	2,700	42
Sysco Corp.	852	31

		73

Energy—3.1%
China Shenhua Energy Co. Ltd.	6,000	17
ConocoPhillips	712	59
Diamond Offshore Drilling, Inc.	1,067	50
Eni SpA	1,536	39
Exterran Holdings, Inc.	1,657	70
Gaslog Ltd.	1,854	47
Gaztransport Et Technigaz SA	997	63
Kinder Morgan Management LLC(11)	2,873	221
Phillips 66	271	22
Royal Dutch Shell PLC	2,068	85
Seadrill Ltd.	1,147	41
Tallgrass Energy Partners LP	170	7
Targa Resources Corp.	344	44
Total SA	1,906	123
Transocean Ltd.	1,346	54
Tupras Turkiye Petrol Rafinerileri AS	1,177	29
Williams Cos, Inc. (The)(13)	5,593	317

		1,288

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE INCOME SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

JULY 31, 2014 (UNAUDITED)

($ are reported in thousands)

	SHARES	VALUE

Financials—2.7%
Agricultural Bank of China Ltd.	159,000	$77
Alaris Royalty Corp.	1,100	32
Allianz SE	284	47
Alpha Bank AE(11)	20,000	16
AXA SA	3,459	80
Banco do Brasil SA	6,500	79
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	219,400	16
BB Seguridade Participacoes SA	3,000	44
Cembra Money Bank AG	701	40
China Construction Bank Corp.	80,000	61
Direct Line Insurance Group PLC	12,798	62
Foxtons Group PLC	5,344	24
Hartford Financial Services Group, Inc. (The)	550	19
Industrial & Commercial Bank of China Ltd.	31,000	21
Krung Thai Bank PCL ADR	4,621	65
National Bank of Greece SA(11)	9,421	30
People’s United Financial, Inc.	3,900	57
Sampo, Class A	781	39
Sberbank of Russia ADR	2,091	17
St James’s Place PLC	3,975	49
Swedbank AB, Class A	3,100	80
Swiss Re AG	808	69
UNIQA Insurance Group AG	3,710	47
United Bankshares, Inc.	1,300	42
Zurich Insurance Group AG	91	26

		1,139

Health Care—0.1%
Teva Pharmaceutical Industries Ltd. ADR	801	43

Industrials—0.6%
bpost SA	4,230	106
Globaltrans Investment PLC GDR	3,241	32

	SHARES	VALUE

Industrials—continued
Macquarie Infrastructure Co. LLC	1,064	$74
Transurban Group	5,725	41

		253

Information Technology—1.2%
21Vianet Group, Inc. ADR(11)	2,136	59
Canon, Inc.	1,300	43
Cisco Systems, Inc.	3,800	96
Intel Corp.	3,800	129
Maxim Integrated Products, Inc.	1,200	35
Microsoft Corp.	1,000	43
Siliconware Precision Industries Co. ADR	14,600	97

		502

Materials—0.4%
International Paper Co.	1,029	49
Koppers Holdings, Inc.	600	22
Kumba Iron Ore, Ltd.	1,811	63
Tronox Ltd.	1,200	32

		166

Telecommunication Services—1.0%
Bezeq The Israeli Telecommunication Corp. Ltd.	35,150	66
CenturyLink, Inc.	3,000	118
MegaFon OAO GDR	1,044	30
Mobile Telesystems OJSC ADR	4,200	75
Philippine Long Distance Telephone Co. ADR	269	19
Vodacom Group Ltd.	3,505	41
Vodafone Group PLC	16,220	54

		403

Utilities—0.4%
DUET Group	20,442	46
Infinis Energy PLC	18,015	71
Pattern Energy Group, Inc.	2,300	71

		188

TOTAL COMMON STOCKS
(Identified Cost $4,560)		4,734

MASTER LIMITED PARTNERSHIPS—12.4%

Chemicals-Specialty—0.2%
Westlake Chemical Partners LP(11)	2,433	74

	SHARES	VALUE

Gas-Distribution—0.6%
Enable Midstream Partners LP	7,004	$167
NGL Energy Partners LP	1,683	72

		239

Gas-Transportation—0.1%
PBF Logistics LP(11)	936	24

Oil Components-Exploration and Production— 0.4%
Summit Midstream Partners LP	3,244	159

Oil-Field Services—0.4%
Exterran Partners LP	6,097	168
Sprague Resources LP	627	16

		184

Oil-Refining and Marketing—0.2%
Northern Tier Energy LP	3,132	78

Pipelines—10.1%
Access Midstream Partners LP	2,777	167
Buckeye Partners LP	2,834	228
Energy Transfer Equity LP	10,313	561
Energy Transfer Partners LP	6,731	375
Enterprise Products Partners LP	10,745	802
EQT Midstream Partners LP	2,149	186
Kinder Morgan Energy Partners LP	3,133	254
Magellan Midstream Partners LP	2,930	235
MarkWest Energy Partners LP	2,742	191
MPLX LP	2,158	123
Plains All American Pipeline LP	4,533	260
Plains GP Holdings, Class A	8,676	258
QEP Midstream Partners LP	3,650	89
Rose Rock Midstream LP	2,018	107
Tesoro Logistics LP	2,602	173
Williams Partners LP	4,350	220

		4,229

Transportation-Marine—0.4%
Gaslog Partners LP	2,690	90

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE INCOME SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

JULY 31, 2014 (UNAUDITED)

($ are reported in thousands)

	SHARES	VALUE

Transportation-Marine—continued
Teekay LNG Partners Ltd.	2,181	$94

		184

TOTAL MASTER LIMITED PARTNERSHIPS
(Identified Cost $4,870)		5,171

REAL ESTATE INVESTMENT TRUSTS—10.6%

Apartments—1.9%
AvalonBay Communities, Inc.	2,231	330
Camden Property Trust	2,113	153
Equity Residential	4,960	321

		804

Diversified—0.5%
Fibra Uno Administracion SA de CV	14,000	49
Lexington Realty Trust	1,800	20
Vornado Realty Trust	1,493	158

		227

Health Care—1.0%
Aviv REIT, Inc.	800	23
HCP, Inc.	4,535	188
Senior Housing Properties Trust	1,124	26
Ventas, Inc.	2,924	186

		423

Industrial—0.3%
Prologis, Inc.	2,621	107
Terreno Realty Corp.	969	18

		125

Infrastructure—0.9%
American Tower Corp.	4,213	398

Lodging/Resort—0.7%
DiamondRock Hospitality Co.	4,296	53
LaSalle Hotel Properties	3,981	138
RLJ Lodging Trust	3,351	94

		285

Mixed—0.1%
Duke Realty Corp.	3,656	66

Mortgage—0.3%
Blackstone Mortgage Trust, Inc. Class A	4,000	114

	SHARES	VALUE

Office—1.1%
Alexandria Real Estate Equities, Inc.	771	$60
BioMed Realty Trust, Inc.	2,138	46
Boston Properties, Inc.	2,718	325
Corporate Office Properties Trust	676	19

		450

Regional Malls—2.0%
CBL & Associates Properties, Inc.	6,308	118
General Growth Properties, Inc.	3,888	91
Simon Property Group, Inc.	3,183	536
Taubman Centers, Inc.	1,064	78

		823

Self Storage—0.6%
CubeSmart	1,642	30
Public Storage	1,254	215

		245

Shopping Centers—0.7%
DDR Corp.	3,578	63
Federal Realty Investment Trust	1,180	144
Retail Properties of America, Inc. Class A	2,820	42
Weingarten Realty Investors	972	32

		281

Timber—0.5%
Rayonier, Inc.	1,188	40
Weyerhaeuser Co.	5,035	158

		198

TOTAL REAL ESTATE INVESTMENT TRUSTS
(Identified Cost $4,217)		4,439

TOTAL LONG TERM INVESTMENTS — 90.0%
(Identified Cost $36,908)		37,596

SHORT-TERM INVESTMENTS—14.3%

Money Market Mutual Funds—14.3%
BlackRock Liquidity Funds TempFund Portfolio - Institutional Shares (Seven-day effective yield 0.030%)	5,982,420	$5,982

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $5,982)		5,982

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 104.3%
(Identified Cost $42,890)		43,578	(1)

SECURITIES SOLD SHORT—(4.6)%

Exchange Traded Funds—(4.6)%
iShares 7-10 Year Treasury Bond ETF	(6,017)	(621)
JPMorgan Alerian MLP Index ETN	(14,338)	(722)
SPDR S&P 500 ETF Trust	(2,604)	(503)
SPDR S&P Oil & Gas Exploration & Production ETF	(708)	(53)

		(1,899)

TOTAL SECURITIES SOLD SHORT
(Proceeds $1,865)		(1,899	)(1)

TOTAL INVESTMENTS NET OF SECURITIES SOLD SHORT — 99.7%
(Identified Cost $41,025)		41,679
Other assets and liabilities, net — 0.3%		109

NET ASSETS — 100.0%		$41,788

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at July 31, 2014, see Note 5 Federal Income Tax Information in the Notes to Schedule of Investments and Securities Sold Short.

(2)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, these securities amounted to a value of $8,670 or 20.1% of net assets.

(4)	Variable or step coupon security; interest rate shown reflects the rate in effect at July 31, 2014.

(5)	100% of the income received was in cash.

(6)	No contractual maturity date.

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE INCOME SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

JULY 31, 2014 (UNAUDITED)

($ are reported in thousands)

(7)        Illiquid security.

(8)        This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(9)        This loan will settle after July 31, 2014, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be known.

(10)      Security in default.

(11)      Non-income producing.

(12)      Value shown as par.

(13)      All or a portion segregated as collateral for securities sold short.

Abbreviations:
ADR ETF ETN GDR LLC LP MLP PIK PLC REIT S&P SPDR

American Depositary Receipt

Exchange Traded Fund

Exchange Traded Note

Global Depositary Receipt

Limited Liability Company

Limited Partnership

Master Limited Partnership

Payment in Kind

Public Limited Company

Real Estate Investment Trusts

Standard & Poor’s

Standard & Poor’s Depositary Receipt

Foreign Currencies:
EUR	European Currency Unit
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
USD	United States Dollar

Country Weightings (Unaudited)†
United States	72%
United Kingdom	4
Canada	4
Cayman Islands	3
Marshall Islands	3
Other	14
Total	100%
† % of total investments, net of securities sold short, as of July 31, 2014

Financial futures contracts as of July 31, 2014 were as follows:

Issue	Exchange	Expiration	Contracts Purchased/(Sold)	Notional Value	Unrealized Appreciation

Euro Dollar Futures	Chicago Board of Trade	September 2014	12	$1,426	$3

Total					$3

Foreign currency exchange contracts as of July 31, 2014 were as follows:

Currency Purchased	Value	Currency Sold	Value	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	34	EUR	25	JPMorgan Chase Bank N.A.	9/30/14	$ 1
USD	16	EUR	12	JPMorgan Chase Bank N.A.	10/23/14	— (a	)
USD	31	EUR	23	JPMorgan Chase Bank N.A.	10/23/14	— (a	)
USD	16	EUR	12	JPMorgan Chase Bank N.A.	10/23/14	— (a	)
EUR	125	USD	93	JPMorgan Chase Bank N.A.	11/03/14	— (a	)
USD	128	EUR	93	JPMorgan Chase Bank N.A.	11/03/14	4

Total						$ 5

Footnote Legend:

(a)	Amount is less than $500.

The following table provides a summary of inputs used to value the Fund’s investments as of July 31, 2014 (See Security Valuation Note 1B in the Notes to Schedule of Investments and Securities Sold Short):

	Total Value at July 31, 2014	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Foreign Government Securities	$ 561	$ —	$ 561	$ —
Municipal Bonds	627	—	627	—
Mortgaged-Backed Securities	100	—	100
Asset-Backed Securities	357	—	357	—
Corporate Bonds	14,255	—	14,105	150
Loan Agreements	6,638	—	6,638	—
Convertible Bonds	89	—	89	—
Equity Securities:
Warrants	15	15	—	—
Preferred Stock	610	97	513	—
Common Stocks	4,734	4,059	675	—
Master Limited Partnerships	5,171	5,171	—	—
Real Estate Investment Trusts	4,439	4,439	—	—

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE INCOME SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT(Concluded)

JULY 31, 2014 (UNAUDITED)

($ are reported in thousands)

	Total Value at July 31, 2014	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Short-Term Investments	$5,982	$5,982	$—	$—
Futures Contracts	3	3	—	—
Foreign Currency Exchange Contracts	5	—	5	—

Total Assets	43,586	19,766	23,670	150

Liabilities:
Securities Sold Short	(1,899)	(1,899)	—	—
Foreign Currency Exchange Contracts	— (a)	—	— (a)	—

Total Liabilities	$(1,899)	$(1,899)	$—	$—

Footnote Legend:

(a)	Amount is less than $500.

There were no transfers for the period.

The following is a reconciliation of assets of the Fund for Level 3 investments which significant unobservable inputs were used to determine fair value.

Corporate Bonds
Investments in Securities

Balance as of April 23, 2014(a)	$—
Accrued discount/(premium)	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	150
Sales	—
Transfers into Level 3(b)	—
Transfers from Level 3(b)	—

Balance as of July 31, 2014	$150

Footnote Legend:

(a)	Inception date.
(b)	“Transfers into and/or from” represent the ending value as of July 31, 2014, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE INFLATION SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT

JULY 31, 2014 (UNAUDITED)

($ reported in thousands)

	PAR VALUE	VALUE

U.S. GOVERNMENT SECURITIES—21.9%

Agency—5.8%
FFCB 0.300%, 11/7/16(2)	$600	$601
FHLB 0.310%, 11/7/16(2)	600	601
FHLMC 0.580%, 8/26/16	100	100
FNMA 0.750%, 12/19/14	600	601

		1,903

Non-Agency—16.1%
United States Treasury Inflation Indexed Bonds 0.625%, 1/15/24	4,000	4,205
1.375%, 2/15/44	1,000	1,130

		5,335
TOTAL U.S. GOVERNMENT SECURITIES
(Identified Cost $7,113)		7,238

MUNICIPAL BONDS—1.2%

California—0.2%
Golden State Tobacco Securitization Corp. Series A-1 5.000%, 6/1/33	95	76

New Jersey—0.4%
Tobacco Settlement Financing Corp. Series 1-A 4.750%, 6/1/34	85	63
5.000%, 6/1/41	85	63

		126

Puerto Rico—0.6%
Commonwealth of Puerto Rico, Series A
8.000%, 7/1/35	210	189
5.000%, 7/1/41	5	3
Puerto Rico Sales Tax Financing Corp. Series A 0.000%, 8/1/54	210	15

		207
TOTAL MUNICIPAL BONDS
(Identified Cost $414)		409

	PAR VALUE	VALUE

MORTGAGED-BACKED SECURITIES—0.3%

Non-Agency—0.3%
JP Morgan Chase Commercial Mortgage Securities Trust 14-INN, F 144A 4.151%, 6/15/29(2)(3)	$100	$100
TOTAL MORTGAGED-BACKED SECURITIES
(Identified Cost $100)		100

ASSET-BACKED SECURITIES—1.0%
Cutwater Ltd. CLO 14-1A, C 144A 3.931%, 7/15/26(2)(3)	100	94
Gallatin CLO VII Ltd. 14-1A, D 144A 3.922%, 7/15/23(2)(3)	25	24
Gallatin CLO VII Ltd. 14-1A, E 144A 5.832%, 7/15/23(2)(3)	25	24
Madison Park Funding XIV Ltd. CLO 14-14A, D, 144A 3.831%, 7/20/26(2)(3)	200	191
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $334)		333

CORPORATE BONDS—10.8%

Consumer Discretionary—2.1%
American Achievement Corp. 144A 10.875%, 4/15/16(3)	10	10
APX Group, Inc. 6.375%, 12/1/19	25	25
8.750%, 12/1/20	95	93
Bon-Ton Department Stores, Inc. (The) 8.000%, 6/15/21	35	32
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20	75	63
9.000%, 2/15/20	30	25
Clear Channel Communications, Inc. PIK 12.000%, 2/1/21(4)	20	20
Guitar Center, Inc. 144A 9.625%, 4/15/20(3)	55	51
JC Penney Corp., Inc. 5.650%, 6/1/20	115	101

	PAR VALUE	VALUE

Consumer Discretionary—continued
Liberty Interactive LLC 8.250%, 2/1/30	$55	$61
Mohegan Tribal Gaming Authority 9.750%, 9/1/21	60	65
PF Chang’s China Bistro, Inc. 144A 10.250%, 6/30/20(3)	15	16
Toys R Us, Inc.
10.375%, 8/15/17	100	86
7.375%, 10/15/18	60	47

		695

Consumer Staples—0.4%
New Albertsons, Inc. 7.750%, 6/15/26	100	98
7.450%, 8/1/29	5	5
8.700%, 5/1/30	5	5
SUPERVALU, Inc. 6.750%, 6/1/21	30	30

		138

Energy—1.9%
American Energy-Permian Basin LLC / AEPB Finance Corp. 144A 7.125%, 11/1/20(3)	30	29
7.375%, 11/1/21(3)	20	19
Energy Transfer Equity LP 144A 5.875%, 1/15/24(3)	60	61
EXCO Resources, Inc. 8.500%, 4/15/22	15	15
Rice Energy, Inc. 144A 6.250%, 5/1/22(3)	50	50
Rockies Express Pipeline LLC 144A 6.000%, 1/15/19(3)	95	99
Sabine Pass Liquefaction LLC 5.625%, 4/15/23	190	194
SandRidge Energy, Inc. 7.500%, 2/15/23	120	126
Walter Energy, Inc. 144A 9.500%, 10/15/19(3)	35	35

		628

Financials—3.6%
Armor Re Ltd. 144A 4.025%, 12/15/16(2)(3)	200	198
Earls Thirteen Ltd. 144A 0.000%, 4/28/18(3)(5)	150	150

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE INFLATION SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

JULY 31, 2014 (UNAUDITED)

($ reported in thousands)

	PAR VALUE	VALUE

Financials—continued
Royal Bank of Canada 144A 0.060%, 6/2/15(2)(3)	$530	$411
Societe Generale SA 144A 0.152%, 6/2/15(3)	530	427

		1,186

Health Care—0.4%
Aurora Diagnostics Holdings / Aurora Diagnostics Financing, Inc. 10.750%, 1/15/18	45	39
Kindred Healthcare, Inc. 144A 6.375%, 4/15/22(3)	65	65
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 144A 5.750%, 8/1/22(3)	25	25

		129

Industrials—0.8%
Cenveo Corp. 144A 8.500%, 9/15/22(3)	30	29
Harland Clarke Holdings Corp. 144A 9.250%, 3/1/21(3)	65	66
Monitronics International, Inc. 9.125%, 4/1/20	60	63
Tervita Corp. 144A 8.000%, 11/15/18(3)	60	62
TransDigm, Inc. 144A
6.000%, 7/15/22(3)	15	15
6.500%, 7/15/24(3)	20	20

		255

Information Technology—0.3%
BMC Software Finance, Inc. 144A 8.125%, 7/15/21(3)	45	45
Boxer Parent Co., Inc. PIK 144A 9.000%, 10/15/19(3)(4)	20	19
First Data Corp. 11.750%, 8/15/21	36	42

		106

	PAR VALUE	VALUE

Materials—0.5%
Cornerstone Chemical Co. 144A 9.375%, 3/15/18(3)	$35	$37
IAMGOLD Corp. 144A 6.750%, 10/1/20(3)	60	56
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. 144A 6.375%, 5/1/22(3)	65	64

		157

Telecommunication Services—0.5%
Sprint Capital Corp.
6.875%, 11/15/28	80	79
8.750%, 3/15/32	55	61
Sprint Corp. 144A 7.125%, 6/15/24(3)	45	46

		186

Utilities—0.3%
GenOn Americas Generation LLC 9.125%, 5/1/31	100	97

TOTAL CORPORATE BONDS
(Identified Cost $3,786)		3,577

CONVERTIBLE BONDS—0.2%

Consumer Discretionary—0.1%
Liberty Interactive LLC 3.750%, 2/15/30	60	39

Energy—0.1%
Alpha Natural Resources, Inc. 3.750%, 12/15/17	25	21

TOTAL CONVERTIBLE BONDS
(Identified Cost $61)		60

LOAN AGREEMENTS—5.3%

Consumer Discretionary—1.6%
Adria Topco B.V. 9.000%, 6/19/19	20	27
Clear Channel Communications, Inc. Tranche D, 6.905%, 1/30/19	140	138
Dave & Buster’s, Inc. 0.000%, 7/24/20(6)	35	35

	PAR VALUE	VALUE

Consumer Discretionary—continued
Energy Future Intermediate Holding Company LLC (EFIH Finance Inc.) 4.250%, 6/19/16(7)	$95	$95
JC Penney Corp., Inc. 5.000%, 6/20/19	25	25
Mohegan Tribal Gaming Authority, Term Loan B 0.000%, 11/19/19(6)	30	30
Red Lobster Management LLC, First Lien 0.000%, 7/28/21(6)	45	45
Spencer Gifts LLC (Spirit Halloween Superstores LLC) 0.000%, 7/12/21(6)	40	40
Totes Isotoner Corp. 5.250%, 5/1/21	20	20
Tribune Publishing Co. 0.000%, 7/7/21(6)	70	70

		525

Consumer Staples—0.3%
New Albertson’s, Inc., Term Loan B 4.750%, 6/27/21	50	50
Supervalu, Inc. 4.500%, 3/21/19	35	35
Vogue International LLC Tranche B, 5.250%, 2/14/20	10	10

		95

Energy—0.4%
KCA Deutag US Finance LLC (KCA Deutag GMBH) 6.250%, 5/15/20	20	20
Overseas Shipholding Group, Inc.
0.000%, 7/22/19(6)	65	66
0.000%, 7/22/19(6)	65	65

		151

Financials—0.1%
Hoffmaster Group, Inc., First Lien 5.250%, 5/9/20	30	30

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE INFLATION SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

JULY 31, 2014 (UNAUDITED)

($ reported in thousands)

	PAR VALUE	VALUE

Health Care—0.9%
CCS Intermediate Holdings, LLC, First Lien 0.000%, 7/23/21(6)	$65	$65
Curo Health Services Holdings, Inc., First Lien 5.750%, 6/8/20	50	50
Kindred Healthcare, Inc. 4.000%, 4/9/21	30	30
Onex Carestream Finance LP, First Lien 5.000%, 6/7/19	25	25
Onex Carestream Finance LP, Second Lien 9.500%, 12/7/19	70	71
Surgery Center Holdings, Inc. 0.000%, 7/24/20(6)	30	30
Surgery Center Holdings, Inc., Second Lien 0.000%, 7/24/21(6)	20	20

		291

Industrials—0.4%
Aquilex LLC (Aquilex Intermediate Corp. Holdings LLC), Term Loan B 5.625%, 12/31/20	50	50
Koosharem LLC 7.500%, 5/15/20	50	50
Photonis Technologies SAS, First Lien 8.500%, 9/18/19	25	25

		125

Information Technology—0.4%
BMC Software Finance, Inc. 5.000%, 9/10/20	29	28
Dell, Inc. 4.500%, 4/29/20	65	65
GTCR Valor Companies, Inc. 6.000%, 5/30/21	17	17

	PAR VALUE		VALUE

Information Technology—continued
GTCR Valor Companies, Inc. First Lien, Delayed Draw 2.500%, 5/30/21	$13		$13

			123

Materials—0.4%
Albaugh LLC 6.000%, 5/31/21	50		49
AZ Chem US Inc. First Lien 4.500%, 6/11/21	64		65
Gemini HDPE LLC 0.000%, 8/4/21(6)	30		30

			144

Telecommunication Services—0.2%
Tyrol Acquisition 2 SAS 0.000%, 1/29/16(6)	49		63
0.000%, 1/29/16(6)	3		4
0.000%, 1/29/16(6)	3		4

			71

Utilities—0.6%
Texas Competitive Electric Holdings Company, LLC (TXU) 0.000%, 10/10/14(6)	230		176
0.000%, 10/10/17(6)	20		15

			191

TOTAL LOAN AGREEMENTS
(Identified Cost $1,764)			1,746

	SHARES

PREFERRED STOCK—1.0%

Financials—1.0%
Ally Financial, Inc. Series G 144A 7.000%(3)	160		159
Bank of America Corp. Series U 5.200%(2)	25	(8)	24
Citigroup, Inc. Series M 6.300%(2)	80	(8)	81

	SHARES		VALUE

Financials—continued
JPMorgan Chase & Co. 5.150%(2)	70	(8)	66

			330

TOTAL PREFERRED STOCK
(Identified Cost $331)			330

COMMON STOCKS—17.3%

Consumer Discretionary—1.4%
Eutelsat Communications SA	6,600		228
SES SA	6,344		233

			461

Energy—2.3%
Exterran Holdings, Inc.	1,749		74
Gaslog Ltd.	1,956		50
Kinder Morgan Management LLC(9)	3,073		236
Phillips 66	286		23
Tallgrass Energy Partners LP	178		7
Targa Resources Corp.	362		46
Williams Cos, Inc. (The)(10)	5,889		334

			770

Industrials—7.0%
Aeroports de Paris	793		109
ASTM SpA	2,900		44
Atlantia SpA	15,000		398
CSX Corp.	11,900		356
Flughafen Wien AG	200		19
Flughafen Zuerich AG	165		103
Fraport AG Frankfurt Airport Services Worldwide	2,031		134
Macquarie Atlas Roads Group	16,300		50
Macquarie Infrastructure Co. LLC	1,121		78
Norfolk Southern Corp.	2,300		234
Societa Iniziative Autostradali e Servizi SpA	6,100		73
Transurban Group	42,900		308
Vinci SA	5,700		394

			2,300

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE INFLATION SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

JULY 31, 2014 (UNAUDITED)

($ reported in thousands)

	SHARES	VALUE

Utilities—6.6%
California Water Service Group	3,400	$77
DUET Group	90,100	201
Hera SpA	45,100	122
Pennon Group PLC	13,300	183
PG&E Corp.	7,600	340
SJW Corp.	800	21
Snam SpA	37,800	223
SP AusNet	98,800	123
Spark Infrastructure Group	80,400	140
Terna Rete Elettrica Nazionale SpA	45,100	238
Toho Gas Co. Ltd.	20,000	111
Tokyo Gas Co. Ltd.	69,000	394

		2,173

TOTAL COMMON STOCKS
(Identified Cost $5,510)		5,704

MASTER LIMITED PARTNERSHIPS—16.6%

Chemicals-Specialty—0.2%
Westlake Chemical Partners LP(9)	2,565	78

Gas-Distribution—0.8%
Enable Midstream Partners LP	7,489	179
NGL Energy Partners LP	1,776	76

		255

Gas-Transportation—0.1%
PBF Logistics LP(9)	989	25

Oil Components-Exploration and Production— 0.5%
Summit Midstream Partners LP	3,425	168

Oil-Field Services—0.6%
Exterran Partners LP	6,439	178
Sprague Resources LP	669	17

		195

Oil-Refining and Marketing—0.2%
Northern Tier Energy LP	3,349	84

Pipelines—13.6%
Access Midstream Partners LP	2,970	179
Buckeye Partners LP	3,030	243
Energy Transfer Equity LP	10,891	592

	SHARES	VALUE

Pipelines—continued
Energy Transfer Partners LP	7,109	$396
Enterprise Products Partners LP(10)	11,335	846
EQT Midstream Partners LP	2,265	196
Kinder Morgan Energy Partners LP	3,349	271
Magellan Midstream Partners LP	3,092	248
MarkWest Energy Partners LP	2,892	202
MPLX LP	2,308	131
Plains All American Pipeline LP	4,782	274
Plains GP Holdings LP Class A	9,159	272
QEP Midstream Partners LP	3,903	96
Rose Rock Midstream LP	2,158	115
Tesoro Logistics LP	2,782	185
Williams Partners LP	4,593	233

		4,479

Transportation-Marine—0.6%
Gaslog Partners LP	2,837	95
Teekay LNG Partners Ltd.	2,303	98

		193

TOTAL MASTER LIMITED PARTNERSHIPS
(Identified Cost $5,158)		5,477

REAL ESTATE INVESTMENT TRUSTS—15.2%

Apartments—2.9%
AvalonBay Communities, Inc.	2,683	397
Camden Property Trust	2,542	184
Equity Residential	5,966	386

		967

Diversified—0.6%
Vornado Realty Trust	1,795	190

Health Care—1.5%
HCP, Inc.	5,455	227
Senior Housing Properties Trust	1,352	31
Ventas, Inc.	3,516	223

		481

Industrial—0.5%
Prologis, Inc.	3,153	129

	SHARES	VALUE

Industrial—continued
Terreno Realty Corp.	1,166	$22

		151

Infrastructure—1.5%
American Tower Corp.	5,067	478

Lodging/Resort—1.0%
DiamondRock Hospitality Co.	5,168	63
LaSalle Hotel Properties	4,788	167
RLJ Lodging Trust	4,031	113

		343

Mixed—0.2%
Duke Realty Corp.	4,398	79

Office—1.6%
Alexandria Real Estate Equities, Inc.	927	73
BioMed Realty Trust, Inc.	2,572	55
Boston Properties, Inc.	3,269	391
Corporate Office Properties Trust	813	23

		542

Regional Malls—2.8%
CBL & Associates Properties, Inc.	4,821	90
General Growth Properties, Inc.	4,677	110
Simon Property Group, Inc.	3,829	644
Taubman Centers, Inc.	1,279	94

		938

Self Storage—0.9%
CubeSmart	1,975	36
Public Storage	1,509	259

		295

Shopping Centers—1.0%
DDR Corp.	4,304	75
Federal Realty Investment Trust	1,419	173
Retail Properties of America, Inc. Class A	3,392	51
Weingarten Realty Investors	1,170	39

		338

Timber—0.7%
Rayonier, Inc.	1,429	48

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE INFLATION SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

JULY 31, 2014 (UNAUDITED)

($ reported in thousands)

	SHARES	VALUE

Timber—continued
Weyerhaeuser Co.	6,056	$190

		238

TOTAL REAL ESTATE INVESTMENT TRUSTS
(Identified Cost $4,784)		5,040

TOTAL LONG TERM INVESTMENTS — 90.8%
(Identified Cost $29,355)		30,014

SHORT-TERM INVESTMENTS—11.9%

Money Market Mutual Funds—11.9%
BlackRock Liquidity Funds TempFund Portfolio - Institutional Shares (Seven-day effective yield 0.030%)	3,929,917	3,930

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $3,930)		3,930

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 102.7%
(Identified Cost $33,285)		33,944	(1)

SECURITIES SOLD SHORT—(6.1)%

Exchange Traded Funds—(6.1)%
iShares 7-10 Year Treasury Bond ETF	(6,433)	(664)
JPMorgan Alerian MLP Index ETN	(15,325)	(773)
SPDR S&P 500 ETF Trust	(2,783)	(537)
SPDR S&P Oil & Gas Exploration & Production ETF	(747)	(56)

		(2,030)

TOTAL SECURITIES SOLD SHORT
(Proceeds $1,993)		(2,030	)(1)

TOTAL INVESTMENTS NET OF SECURITIES SOLD SHORT — 96.6%
(Identified Cost $31,292)		$ 31,914
Other assets and liabilities, net — 3.4%		1,124

NET ASSETS — 100.0%		$ 33,038

Footnote Legend:

(1)      Federal Income Tax Information: For tax information at July 31, 2014, see Note 5 Federal Income Tax Information in the Notes to Schedule of Investments and Securities Sold Short.

(2)      Variable or step coupon security; interest rate shown reflects the rate in effect at July 31, 2014.

(3)      Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, these securities amounted to a value of $2,698 or 8.2% of net assets.
(4)	100% of the income received was in cash.
(5)	Illiquid security.
(6)	This loan will settle after July 31, 2014, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be known.
(7)	Security in default.
(8)	Value shown as par.
(9)	Non-income producing.
(10)	All or a portion segregated as collateral for securities sold short.

Abbreviations:
ETF	Exchange Traded Fund
ETN	Exchange Traded Note
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
(“Fannie Mae”)
LLC	Limited Liability Company
LP	Limited Partnership
MLP	Master Limited Partnership
PIK	Payment-in-Kind Security
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipt

Country Weightings (Unaudited)†
United States	82%
France	4
Italy	3
Australia	3
Canada	2
Japan	2
Other	4
Total	100%
† % of total investments, net of securities sold short, as of July 31, 2014

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE INFLATION SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

JULY 31, 2014 (UNAUDITED)

($ reported in thousands)

Financial futures contracts as of July 31, 2014 were as follows:

Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Unrealized Appreciation (Depreciation)
Euro FX Currency Future	September 2014	(2)	$ — (a)	$ 4
U.S. 10 Year Treasury Note	September 2014	(22)	(3)	8
U.S. Ultra Bond	September 2014	(20)	(3)	(51)
Total				$(39)

Footnote Legend:

(a)	Amount is less than $500.

Foreign currency exchange contracts as of July 31, 2014 were as follows:

Currency Purchased	Value	Currency Sold	Value	Counterparty	Settlement Date	Unrealized Appreciation
USD	27	EUR	20	JPMorgan Chase Bank N.A.	9/30/14	$ — (a	)

Footnote Legend:

(a)	Amount is less than $500.

The following table provides a summary of inputs used to value the Fund’s investments as of July 31, 2014 (See Security Valuation Note 1B in the Notes to Schedule of Investments and Securities Sold Short):

	Total Value at July 31, 2014	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
U.S. Government Securities	$ 7,238	$ —	$ 7,238	$ —
Municipal Bonds	409	—	409	—
Mortgage-Backed Securities	100	—	100	—
Asset-Backed Securities	333	—	333	—
Corporate Bonds	3,577	—	3,427	150
Convertible Bonds	60	—	60	—
Loan Agreements	1,746	—	1,746	—
Equity Securities:
Preferred Stock	330	—	330	—
Common Stocks	5,704	4,377	1,327	—
Master Limited Partnerships	5,477	5,477	—	—
Real Estate Investment Trusts	5,040	5,040	—	—
Short-Term Investments	3,930	3,930	—	—
Futures Contracts	12	12	—	—
Foreign Currency Exchange Contracts	— (a)	—	— (a)	—

Total Assets	33,956	18,836	14,970	150

Liabilities:
Securities Sold Short	(2,030)	(2,030)	—	—
Futures Contracts	(51)	(51)	—	—

Total Liabilities	$(2,081)	$ (2,081)	$ —	$ —

Footnote Legend:

(a)	Amount is less than $500.

There were no transfers for the period.

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE INFLATION SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

JULY 31, 2014 (UNAUDITED)

($ reported in thousands)

The following is a reconciliation of assets of the Fund for Level 3 investments which significant unobservable inputs were used to determine fair value.

Corporate Bonds
Investments in Securities

Balance as of April 23, 2014(a)	$ —
Accrued discount/(premium)	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	150
Sales	—
Transfers into Level 3(b)	—
Transfers from Level 3(b)	—

Balance as of July 31, 2014	$ 150

Footnote Legend:

(a)	Inception date.
(b)	“Transfers into and/or from” represent the ending value as of July 31, 2014, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT

JULY 31, 2014 (UNAUDITED)

($ reported in thousands)

	PAR VALUE	VALUE

FOREIGN GOVERNMENT SECURITIES—0.8%
Development Bank of Mongolia LLC RegS 5.750%, 3/21/17(2)	$200	$191
Instituto Costarricense de Electricidad RegS 6.375%, 5/15/43(2)	200	178
Ukraine Government International Bond 6.580%, 11/21/16	100	96
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $454)		465

MUNICIPAL BONDS—0.7%

California—0.1%
Golden State Tobacco Securitization Corp. Series A-1 5.000%, 6/1/33	105	84

New Jersey—0.2%
Tobacco Settlement Financing Corp. Series 1-A
4.750%, 6/1/34	95	70
5.000%, 6/1/41	80	59

		129

Puerto Rico—0.4%
Commonwealth of Puerto Rico, Series A
8.000%, 7/1/35	220	198
5.000%, 7/1/41	5	4
Puerto Rico Sales Tax Financing Corp. Series A 0.000%, 8/1/54	230	16

		218
TOTAL MUNICIPAL BONDS
(Identified Cost $436)		431

MORTGAGED-BACKED SECURITIES—0.2%

Non-Agency—0.2%
JP Morgan Chase Commercial Mortgage Securities Trust 14-INN, F 144A 4.152%, 6/15/29(3)(4)	100	100
TOTAL MORTGAGED-BACKED SECURITIES
(Identified Cost $100)		100

	PAR VALUE	VALUE

ASSET-BACKED SECURITIES—0.6%
Cutwater Ltd. CLO 14-1A, C 144A 3.931%, 7/15/26(3)(4)	$100	$94
Gallatin CLO VII Ltd. 14-1A, D 144A 3.922%, 7/15/23(3)(4)	30	29
Gallatin CLO VII Ltd. 14-1A, E 144A 5.832%, 7/15/23(3)(4)	25	24
Madison Park Funding XIV Ltd. CLO 14-14A, D, 144A 3.831%, 7/20/26(3)(4)	200	191
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $339)		338

CORPORATE BONDS—16.0%

Consumer Discretionary—2.7%
American Achievement Corp. 144A 10.875%, 4/15/16(3)	10	10
APX Group, Inc.
6.375%, 12/1/19	25	25
8.750%, 12/1/20	100	98
Bon-Ton Department Stores, Inc. (The) 8.000%, 6/15/21	40	37
Caesars Entertainment Operating Co., Inc.
9.000%, 2/15/20	80	67
9.000%, 2/15/20	35	29
Claire’s Stores, Inc. 144A 9.000%, 3/15/19(3)	615	624
Clear Channel Communications, Inc. PIK 12.000%, 2/1/21(5)	20	20
Edcon Pty Ltd. RegS 9.500%, 3/1/18(2)	150	149
Guitar Center, Inc. 144A 9.625%, 4/15/20(3)	60	56
JC Penney Corp., Inc. 5.650%, 6/1/20	125	110
Liberty Interactive LLC 8.250%, 2/1/30	60	67
Mohegan Tribal Gaming Authority 9.750%, 9/1/21	65	71
PF Chang’s China Bistro, Inc. 144A 10.250%, 6/30/20(3)	15	15

	PAR VALUE	VALUE

Consumer Discretionary—continued
Servicios Corporativos Javer SAPI de CV RegS 9.875%, 4/6/21(2)	$75	$83
Toys R Us, Inc.
10.375%, 8/15/17	110	95
7.375%, 10/15/18	65	51
WMG Acquisition Corp. 144A 6.750%, 4/15/22(3)	30	29

		1,636

Consumer Staples—0.3%
New Albertsons, Inc.
7.750%, 6/15/26	110	108
7.450%, 8/1/29	5	4
8.700%, 5/1/30	5	5
SUPERVALU, Inc. 6.750%, 6/1/21	35	36

		153

Energy—4.2%
American Energy-Permian Basin LLC / AEPB Finance Corp. 144A
7.125%, 11/1/20(3)	40	39
7.375%, 11/1/21(3)	30	29
Berau Coal Energy Tbk PT RegS 7.250%, 3/13/17(2)	200	195
CITGO Petroleum Corp. 144A 6.250%, 8/15/22(3)	10	10
Energy Transfer Equity LP 144A 5.875%, 1/15/24(3)	70	72
EXCO Resources, Inc. 8.500%, 4/15/22	25	25
Forbes Energy Services Ltd. 9.000%, 6/15/19	257	262
MIE Holdings Corp. 144A 7.500%, 4/25/19(3)	200	212
National JSC Naftogaz of Ukraine 9.500%, 9/30/14	95	93
Pacific Rubiales Energy Corp. RegS 5.125%, 3/28/23(2)	100	99
Pan American Energy LLC/Argentine Branch RegS 7.875%, 5/7/21(2)	30	31

See Notes to Schedules of Investments.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

JULY 31, 2014 (UNAUDITED)

($ reported in thousands)

	PAR VALUE	VALUE

Energy—continued
Petroleos de Venezuela SA RegS 8.500%, 11/2/17(2)	$67	$62
Rice Energy, Inc. 144A 6.250%, 5/1/22(3)	55	55
Rockies Express Pipeline LLC 144A 6.000%, 1/15/19(3)	100	104
Sabine Pass Liquefaction LLC 5.625%, 4/15/23	205	209
SandRidge Energy, Inc. 7.500%, 2/15/23	130	136
Sanjel Corp. 144A 7.500%, 6/19/19(3)	350	349
Seitel, Inc. 9.500%, 4/15/19	205	217
Venoco, Inc. 8.875%, 2/15/19	289	282
Walter Energy, Inc. 144A 9.500%, 10/15/19(3)	35	35
YPF SA RegS 8.875%, 12/19/18(2)	90	93

		2,609

Financials—1.1%
Banco do Brasil SA RegS 6.250%(2)(4)(6)	200	156
Earls Thirteen Ltd. 144A 0.000%, 4/28/18(3)(7)	150	150
Greektown Holdings LLC/Greektown Mothership Corp. 144A 8.875%, 3/15/19(3)	344	344

		650

Health Care—0.2%
Aurora Diagnostics Holdings / Aurora Diagnostics Financing, Inc. 10.750%, 1/15/18	50	43
Kindred Healthcare, Inc. 144A 6.375%, 4/15/22(3)	70	70

	PAR VALUE		VALUE

Health Care—continued
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 144A 5.750%, 8/1/22(3)	$30		$30

			143

Industrials—3.8%
Cenveo Corp. 144A 8.500%, 9/15/22(3)	35		34
CEVA Group PLC 144A 7.000%, 3/1/21(3)	308		316
Harland Clarke Holdings Corp. 144A 9.250%, 3/1/21(3)	70		71
Michael Baker International LLC / CDL Acquisition Co., Inc. 144A 8.250%, 10/15/18(3)	223		234
Monitronics International, Inc. 9.125%, 4/1/20	65		69
Navigator Holdings Ltd. 144A 9.000%, 12/18/17(3)	328		360
Optima Specialty Steel, Inc. 144A 12.500%, 12/15/16(3)	355		388
Red de Carreteras de Occidente SAPIB de CV RegS 9.000%, 6/10/28(2)	2,000	MXN	144
Ridgebury Crude Tankers LLC 144A 7.625%, 3/20/17(3)	308		316
Tervita Corp. 144A 8.000%, 11/15/18(3)	368		381
TransDigm, Inc. 144A
6.000%, 7/15/22(3)	15		15
6.500%, 7/15/24(3)	20		20

			2,348

Information Technology—1.1%
Atento Luxco 1 SA RegS 7.375%, 1/29/20(2)	150		154
BMC Software Finance, Inc. 144A 8.125%, 7/15/21(3)	50		50
Boxer Parent Co., Inc. PIK 144A 9.000%, 10/15/19(3)(5)	20		19

	PAR VALUE	VALUE

Information Technology—continued
First Data Corp. 11.750%, 8/15/21	$41	$48
GCX Ltd. 144A 7.000%, 8/1/19(3)	200	205
Rolta Americas LLC 144A 8.875%, 7/24/19(3)	200	206

		682

Materials—1.1%
CEMEX Espana SA 144A 9.250%, 5/12/20(3)	70	76
Cornerstone Chemical Co. 144A 9.375%, 3/15/18(3)(8)	40	43
First Quantum Minerals Ltd. RegS 7.000%, 2/15/21(2)	30	31
Gold Fields Orogen Holding BVI Ltd. RegS 4.875%, 10/7/20(2)	200	182
IAMGOLD Corp. 144A 6.750%, 10/1/20(3)	65	60
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. 144A 6.375%, 5/1/22(3)	70	69
Vedanta Resources PLC RegS 7.125%, 5/31/23(2)	200	212

		673

Telecommunication Services—1.3%
Avanti Communications Group PLC 144A 10.000%, 10/1/19(3)	308	315
Axtel SAB de CV RegS 8.000%, 1/31/20(2)(4)	90	94
Sprint Capital Corp.
6.875%, 11/15/28	90	88
8.750%, 3/15/32	55	61
Sprint Corp. 144A 7.125%, 6/15/24(3)	50	51
Vimpel Communications Via VIP Finance Ireland Ltd., OJSC RegS 7.748%, 2/2/21(2)(9)	200	207

		816

See Notes to Schedules of Investments.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

JULY 31, 2014 (UNAUDITED)

($ reported in thousands)

	PAR VALUE	VALUE

Utilities—0.2%
GenOn Americas Generation LLC 9.125%, 5/1/31	$100	$97
RJS Power Holdings LLC 144A 5.125%, 7/15/19(3)	30	30

		127

TOTAL CORPORATE BONDS
(Identified Cost $9,835)		9,837

CONVERTIBLE BONDS—7.0%

Consumer Discretionary—0.8%
Ascent Capital Group, Inc. 4.000%, 7/15/20(8)	95	87
Blucora, Inc. 144A 4.250%, 4/1/19(3)	55	58
Carriage Services, Inc. 144A 2.750%, 3/15/21(3)(8)	70	71
Griffon Corp. 144A 4.000%, 1/15/17(3)(8)	65	71
JAKKS Pacific, Inc. 144A 4.875%, 6/1/20(3)(8)	60	50
Liberty Interactive LLC 3.750%, 2/15/30	65	42
Navistar International Corp. 144A 4.750%, 4/15/19(3)	55	58
Priceline Group, Inc.(The) 0.350%, 6/15/20	45	54

		491

Consumer Staples—0.1%
Vector Group Ltd. 1.750%, 4/15/20	60	64

Energy—0.5%
Alon USA Energy, Inc. 144A 3.000%, 9/15/18(3)	55	62
Alpha Natural Resources, Inc. 3.750%, 12/15/17	25	21
4.875%, 12/15/20(8)	80	58
InterOil Corp. 2.750%, 11/15/15(8)	65	66
Peabody Energy Corp. 4.750%, 12/15/41(8)	105	76

	PAR VALUE		VALUE

Energy—continued
Scorpio Tankers, Inc. 144A 2.375%, 7/1/19(3)	$47		$48

			331

Financials—1.8%
American Residential Properties OP LP REIT 144A 3.250%, 11/15/18(3)	65		69
Apollo Commercial Real Estate Finance, Inc. REIT 5.500%, 3/15/19	55		58
Campus Crest Communities Operating Partnership LP REIT 144A 4.750%, 10/15/18(3)(8)	65		64
CBIZ, Inc. 144A 4.875%, 10/1/15(3)	45		55
Colony Financial, Inc. REIT 5.000%, 4/15/23(8)	70		74
Cowen Group, Inc. 144A 3.000%, 3/15/19(3)(8)	80		84
Element Financial Corp. 144A 5.125%, 6/30/19(3)	30	CAD	30
Ezcorp, Inc. 144A 2.125%, 6/15/19(3)(8)	60		54
Forest City Enterprises, Inc. 3.625%, 8/15/20	55		57
FXCM, Inc. 2.250%, 6/15/18(8)	90		90
GPT Property Trust LP REIT 144A 3.750%, 3/15/19(3)	55		61
IAS Operating Partnership LP REIT 144A 5.000%, 3/15/18(3)(8)	65		64
iStar Financial, Inc. REIT 144A 1.500%, 11/15/16(3)	55		59
New Mountain Finance Corp. 144A 5.000%, 6/15/19(3)	60		61
Redwood Trust, Inc. REIT 4.625%, 4/15/18(8)	70		73

	PAR VALUE	VALUE

Financials—continued
Resource Capital Corp. REIT 6.000%, 12/1/18(8)	$90	$91
Starwood Waypoint Residential Trust REIT 144A 3.000%, 7/1/19(3)	60	61

		1,105

Health Care—1.9%
Accuray, Inc. 3.750%, 8/1/16	50	55
Acorda Therapeutics, Inc. 1.750%, 6/15/21(8)	65	63
Albany Molecular Research, Inc. 144A 2.250%, 11/15/18(3)(8)	70	97
Auxilium Pharmaceuticals, Inc. 1.500%, 7/15/18(8)	105	112
Corsicanto Ltd 3.500%, 1/15/32(8)	80	64
Cubist Pharmaceuticals, Inc. 144A 1.875%, 9/1/20(3)(8)	100	108
Healthways, Inc. 1.500%, 7/1/18(8)	70	77
Hologic, Inc. 0.000%, 12/15/43(4)	55	61
Insulet Corp. 2.000%, 6/15/19	55	58
Integra LifeSciences Holdings Corp. 1.625%, 12/15/16	60	64
NuVasive, Inc. 2.750%, 7/1/17	60	70
Omnicare, Inc. 3.500%, 2/15/44(8)	90	99
Orexigen Therapeutics, Inc. 144A 2.750%, 12/1/20(3)(8)	70	68
Sequenom, Inc. 5.000%, 10/1/17	60	65
Spectrum Pharmaceuticals, Inc. 144A 2.750%, 12/15/18(3)	85	83

		1,144

Industrials—0.5%
AAR Corp. Series B 2.250%, 3/1/16(8)	80	84

See Notes to Schedules of Investments.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

JULY 31, 2014 (UNAUDITED)

($ reported in thousands)

	PAR VALUE	VALUE

Industrials—continued
Cenveo Corp. 7.000%, 5/15/17	$55	$64
Encore Capital Group, Inc. 144A 2.875%, 3/15/21(3)(8)	65	62
General Cable Corp. 4.500%, 11/15/29(4)(8)	90	82

		292

Information Technology—0.5%
Palo Alto Networks, Inc. 144A 0.000%, 7/1/19(3)	60	61
Rudolph Technologies, Inc. 144A 3.750%, 7/15/16(3)(8)	65	68
TTM Technologies, Inc. 1.750%, 12/15/20	55	57
Vishay Intertechnology, Inc. 144A 2.250%, 5/15/41(3)(8)	90	85
Web.com Group, Inc. 1.000%, 8/15/18	60	62

		333

Materials—0.3%
B2Gold Corp. 144A 3.250%, 10/1/18(3)	60	62
Silver Standard Resources, Inc. 144A 2.875%, 2/1/33(3)(8)	75	65
Stillwater Mining Co. 1.750%, 10/15/32	45	67

		194

Utilities—0.6%
Amyris, Inc. 144A 6.500%, 5/15/19(3)	15	15
Green Plains, Inc. 144A 3.250%, 10/1/18(3)	45	85
Renewable Energy Group, Inc. 2.750%, 6/15/19	60	65
Solazyme, Inc. 5.000%, 10/1/19(8)	125	128
SunEdison, Inc. 144A 0.250%, 1/15/20(3)	60	61

		354

TOTAL CONVERTIBLE BONDS
(Identified Cost $4,371)		4,308

	PAR VALUE	VALUE

LOAN AGREEMENTS—7.6%

Consumer Discretionary—0.9%
Adria Topco B.V. 9.000%, 6/19/19	$20	$27
Clear Channel Communications, Inc. Tranche D, 6.905%, 1/30/19	150	148
Dave & Buster’s, Inc. 0.000%, 7/24/20(10)	35	35
Energy Future Intermediate Holding Company LLC (EFIH Finance Inc.) 4.250%, 6/19/16(11)	105	105
JC Penney Corp., Inc. 5.000%, 6/20/19	30	30
Mohegan Tribal Gaming Authority, Term Loan B 0.000%, 11/19/19(10)	35	35
Red Lobster Management LLC, First Lien 0.000%, 7/28/21(10)	50	50
Spencer Gifts LLC (Spirit Halloween Superstores LLC) 0.000%, 7/12/21(10)	40	40
Totes Isotoner Corp. 5.250%, 5/1/21	25	25
Tribune Publishing Co. 0.000%, 7/7/21(10)	75	75

		570

Consumer Staples—0.5%
New Albertson’s, Inc. Term Loan B 4.750%, 6/27/21	55	55
North Atlantic Trading Co., Inc. First Lien 8.250%, 1/13/20	205	206
Supervalu, Inc. 4.500%, 3/21/19	40	40
Vogue International LLC Tranche B, 5.250%, 2/14/20	15	15

		316

Energy—0.3%
KCA Deutag US Finance LLC (KCA Deutag GMBH) 6.250%, 5/15/20	25	25

	PAR VALUE	VALUE

Energy—continued
Overseas Shipholding Group, Inc. 0.000%, 7/22/19(10)	$150	$151

		176

Financials—1.4%
Datapipe, Inc., Second Lien Second Lien 8.500%, 9/16/19	513	510
Hoffmaster Group, Inc., First Lien 5.250%, 5/9/20	30	30
Omnitracs, LLC (Coronado Holdings, LLC) Second Lien 8.750%, 5/25/21	308	311

		851

Health Care—0.8%
American Pacific Corp. 7.000%, 2/27/19	163	166
CCS Intermediate Holdings, LLC First Lien 0.000%, 7/23/21(10)	75	75
Curo Health Services Holdings, Inc. First Lien 5.750%, 6/8/20	55	54
Kindred Healthcare, Inc. 4.000%, 4/9/21	35	35
Onex Carestream Finance LP First Lien 5.000%, 6/7/19	30	30
Onex Carestream Finance LP Second Lien 9.500%, 12/7/19	75	77
Surgery Center Holdings, Inc. 0.000%, 7/24/20(10)	30	30
Surgery Center Holdings, Inc., Second Lien 0.000%, 7/24/21(10)	25	25

		492

Industrials—0.2%
Aquilex LLC (Aquilex Intermediate Corp. Holdings LLC) Term Loan B 5.625%, 12/31/20	55	55

See Notes to Schedules of Investments.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

JULY 31, 2014 (UNAUDITED)

($ reported in thousands)

	PAR VALUE	VALUE

Industrials—continued
Koosharem LLC 7.500%, 5/15/20	$50	$50
Photonis Technologies SAS First Lien 8.500%, 9/18/19	25	25

		130

Information Technology—2.7%
Active Network Bank Debt 0.000%, 11/15/21(10)	310	311
BMC Software Finance, Inc. 5.000%, 9/10/20	34	33
Dell, Inc. 4.500%, 4/29/20	70	70
Greenway Health, LLC (fka Vitera Healthcare Solutions, LLC), First Lien First Lien 6.000%, 11/4/20	613	615
GTCR Valor Companies, Inc. 6.000%, 5/30/21	20	20
GTCR Valor Companies, Inc. First Lien, Delayed Draw 2.500%, 5/30/21	15	15
TelX Group, Inc., (The), Second Lien Second Lien 7.500%, 4/9/21	615	616

		1,680

Materials—0.3%
Albaugh LLC 6.000%, 5/31/21	55	54
AZ Chem US Inc. First Lien 4.500%, 6/11/21	69	70
Gemini HDPE LLC 0.000%, 8/4/21(10)	35	35

		159

Telecommunication Services—0.1%
Tyrol Acquisition 2 SAS
0.000%, 1/29/16(10)	54	70
0.000%, 1/29/16(10)	3	4
0.000%, 1/29/16(10)	3	3

		77

	PAR VALUE		VALUE

Utilities—0.4%
Texas Competitive Electric Holdings Company, LLC (TXU)
0.000%, 10/10/14(10)	$250		$191
0.000%, 10/10/17(10)	25		19

			210

TOTAL LOAN AGREEMENTS
(Identified Cost $4,688)			4,661

	SHARES

PREFERRED STOCK—1.4%

Consumer Discretionary—0.1%
Barnes & Noble, Inc. Series J 144A 7.750%(3)	50		$68

Consumer Staples—0.4%
Bunge Ltd. 4.880%	600		64
Post Holdings, Inc. 144A 3.750%(3)	620		66
Tyson Foods, Inc. 4.750%	1,000		49
Universal Corp. /VA 6.750%	60		74

			253

Energy—0.1%
SandRidge Energy, Inc. 7.000%	575		59

Financials—0.6%
Ally Financial, Inc. Series G 144A 7.000%(3)	175		174
Bank of America Corp. Series U 5.200%(4)	25	(12)	23
Citigroup, Inc. Series M 6.300%(4)	85	(12)	86
JPMorgan Chase & Co. 5.150%(4)	75	(12)	71

			354

	SHARES	VALUE

Retail—0.1%
Ramco-Gershenson Properties Trust Series D REIT 7.250%	995	$61

Utilities—0.1%
Exelon Corp. 6.500%(13)	1,680	82

TOTAL PREFERRED STOCK
(Identified Cost $881)		877

COMMON STOCKS—31.0%

Consumer Discretionary—4.6%
Advance Auto Parts, Inc.	1,941	235
Best Buy Co. Inc	1,823	54
DISH Network Corp.(8)(14)	6,497	402
Eutelsat Communications SA	4,100	142
Ford Motor Co.(8)	27,045	460
Galaxy Entertainment Group Ltd.	1,613	14
Garmin, Ltd.	2,293	126
General Motors Co.(8)	19,637	664
Goodyear Tire & Rubber Co. (The)	7,338	185
Hanesbrands, Inc.	244	24
Hasbro Inc	1,343	67
Jarden Corp.(14)	1,470	82
Melco Crown Entertainment Ltd. ADR	1,084	36
MGM China Holdings Ltd.	3,677	13
Sands China Ltd.	4,077	30
SES SA	3,878	142
Time Warner, Inc.	1,900	158
Tribune Publishing Co.(14)	1	—	(15)

		2,834

Consumer Staples—0.8%
Archer-Daniels- Midland Co.	1,979	92
Bunge Ltd.	495	39
Chiquita Brands International, Inc.(14)	5,570	53
Constellation Brands, Inc.(14)	1,333	111
Cott Corp.	2,740	19

See Notes to Schedules of Investments.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

JULY 31, 2014 (UNAUDITED)

($ reported in thousands)

	SHARES	VALUE

Consumer Staples—continued
Molson Coors Brewing Co.	754	$51
PepsiCo, Inc.	1,052	92
Tyson Foods, Inc. Class A	1,686	63

		520

Energy—4.1%
Exterran Holdings, Inc.	1,594	67
Gaslog Ltd.	1,790	46
Golar LNG Ltd	1,464	90
Halliburton Co.	4,857	335
Hess Corp.(8)	8,443	836
Kinder Morgan Management LLC(14)	2,774	214
Phillips 66	2,083	169
SandRidge Energy, Inc.	7,500	45
Tallgrass Energy Partners LP	163	6
Targa Resources Corp.	331	42
Weatherford International PLC(14)	6,469	145
Williams Cos, Inc. (The)(8)	8,884	503

		2,498

Financials—2.6%
Ally Financial, Inc.(14)	886	20
Alpha Bank AE(14)	11,500	9
American Express Co.	745	66
AON PLC	767	65
Bank of America Corp.	7,456	114
Barclays PLC	32,329	123
Berkshire Hathaway, Inc. Class B(14)	1,291	162
Citigroup, Inc.	3,440	168
Federal National Mortgage Association(14)	2,474	10
Invesco Ltd.	3,261	123
JPMorgan Chase & Co.	3,195	184
MetLife, Inc.	827	44
National Bank of Greece SA(14)	5,479	18
Navient Corp.	1,036	18
Ocwen Financial Corp.(14)	13,615	410
Prudential Financial, Inc.	738	64

	SHARES	VALUE

Financials—continued
TD Ameritrade Holding Corp.	909	$29

		1,627

Health Care—3.1%
Actavis plc	1,597	342
Actelion Ltd.(14)	351	42
Allergan Inc/United States	1,235	205
Amgen, Inc.	148	19
Astrazeneca plc	4,694	342
BioMarin Pharmaceutical, Inc.(14)	2,246	139
Bristol-Myers Squibb Co.	3,525	178
Celgene Corp.(14)	492	43
Covidien PLC	499	43
Medtronic Inc	545	34
Pfizer, Inc.	8,974	258
Teva Pharmaceutical Industries Ltd. ADR	990	53
Thermo Fisher Scientific, Inc.	402	49
Universal Health Services, Inc.	286	30
Valeant Pharmaceuticals International, Inc.	741	87
Zimmer Holdings Inc	308	31

		1,895

Industrials—4.6%
Aeroports de Paris	481	66
Air Canada Class B(14)	2,210	20
Airbus Group NV	2,848	165
ASTM SpA	1,700	26
Atlantia SpA	9,200	244
CSX Corp.	7,200	215
Delta Air Lines Inc	330	12
Flughafen Wien AG	150	14
Flughafen Zuerich AG	95	59
Fraport AG Frankfurt Airport Services Worldwide	1,158	77
General Cable Corp.	1,607	36
Hertz Global Holdings, Inc.(14)	23,135	653
Japan Airlines Co. Ltd	300	17
Macquarie Atlas Roads Group	9,800	30
Macquarie Infrastructure Co. LLC	1,026	72
Metalico, Inc.(14)	15,700	23

	SHARES	VALUE

Industrials—continued
Norfolk Southern Corp.	1,400	$142
Ryder System Inc	81	7
Societa Iniziative Autostradali e Servizi SpA	3,700	44
Transurban Group	26,500	190
Union Pacific Corp.	1,333	131
United Technologies Corp.	3,545	373
Vinci SA	3,450	239

		2,855

Information Technology—4.1%
21Vianet Group, Inc. ADR(14)	1,246	35
Activision Blizzard, Inc.	1,357	30
Alliance Data Systems Corp.(14)	211	55
Arm Holdings PLC	1,124	48
ASML Holding NV	2,323	219
Broadcom Corp. Class A	2,603	100
Cognizant Technology Solutions Corp.(14)	3,529	173
Facebook, Inc.(14)	2,214	161
FleetCor Technologies, Inc.(14)	432	57
Flextronics International Ltd.(14)	331	4
Microsoft Corp.	8,787	379
Motorola Solutions Inc	2,350	150
NetSuite, Inc.(14)	500	42
Teradata Corp.(14)	1,621	68
VeriSign, Inc.(14)	2,841	154
Yahoo!, Inc.(8)(14)	23,884	855

		2,530

Materials—1.1%
Ashland, Inc.	1,196	125
BASF SE	506	53
Methanex Corp.	3,541	231
Rockwood Holdings, Inc.	1,118	88
RTI International Metals, Inc.(14)	780	19
Sealed Air Corp.	3,528	113
Thompson Creek Metals Co., Inc.(14)	9,174	26

		655

Telecommunication Services—3.8%
Philippine Long Distance Telephone Co. ADR	135	10

See Notes to Schedules of Investments.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

JULY 31, 2014 (UNAUDITED)

($ reported in thousands)

	SHARES	VALUE

Telecommunication Services—continued
SoftBank Corp.	11,800	$848
Sprint Corp.(8)(14)	80,484	592
T-Mobile US, Inc.(8)(14)	26,203	863

		2,313

Utilities—2.2%
California Water Service Group	1,900	43
DUET Group	55,000	123
Hera SpA	28,000	76
Pennon Group PLC	8,100	111
PG&E Corp.	4,600	206
SJW Corp.	500	13
Snam SpA	24,500	145
SP AusNet	60,300	75
Spark Infrastructure Group	47,100	82
Terna Rete Elettrica Nazionale SpA	28,389	149
Toho Gas Co. Ltd.	12,000	66
Tokyo Gas Co. Ltd.	43,000	246

		1,335

TOTAL COMMON STOCKS
(Identified Cost $18,810)		19,062

RIGHTS—0.0%

Health Care—0.0%
Community Health Systems, Inc.(14)	6,335	— (15)

TOTAL RIGHTS
(Identified Cost $1)		— (15)

WARRANTS—0.0%

Financials—0.0%
Piraeus Bank SA(14)	8,053	9

TOTAL WARRANTS
(Identified Cost $9)		9

EXCHANGE-TRADED FUNDS—0.2%

Exchange Traded Funds—0.2%
ProShares Short 20+ Year Treasury (14)	3,050	87

TOTAL EXCHANGE-TRADED FUNDS
(Identified Cost $90)		87

MASTER LIMITED PARTNERSHIPS—8.1%

Chemicals-Specialty—0.1%
Westlake Chemical Partners LP(14)	2,348	71

	SHARES	VALUE

Gas-Distribution—0.4%
Enable Midstream Partners LP	$6,761	$161
NGL Energy Partners LP	1,618	70

		231

Gas-Transportation—0.0%
PBF Logistics LP(14)	900	23

Oil Components-Exploration and Production— 0.3%
Summit Midstream Partners LP	3,120	153

Oil-Field Services—0.3%
Exterran Partners LP	5,864	162
Sprague Resources LP	604	15

		177

Oil-Refining and Marketing—0.1%
Northern Tier Energy LP	3,023	75

Pipelines—6.6%
Access Midstream Partners LP	2,681	161
Buckeye Partners LP	2,736	220
Energy Transfer Equity LP	9,918	539
Energy Transfer Partners LP	6,474	361
Enterprise Products Partners LP(8)	10,330	771
EQT Midstream Partners LP	2,073	179
Kinder Morgan Energy Partners LP	3,023	245
Magellan Midstream Partners LP	2,818	226
MarkWest Energy Partners LP	2,647	185
MPLX LP	2,083	118
Plains All American Pipeline LP	4,359	250
Plains GP Holdings LP Class A	8,343	248
QEP Midstream Partners LP	3,523	86
Rose Rock Midstream LP	1,948	104
Tesoro Logistics LP	2,511	167
Williams Partners LP	4,184	212

		4,072

	SHARES	VALUE

Transportation-Marine—0.3%
Gaslog Partners LP	$2,597	$87
Teekay LNG Partners Ltd.	2,098	90

		177

TOTAL MASTER LIMITED PARTNERSHIPS
(Identified Cost $4,690)		4,979

REAL ESTATE INVESTMENT TRUSTS—5.0%

Apartments—1.0%
AvalonBay Communities, Inc.	1,622	240
Camden Property Trust	1,573	114
Equity Residential	3,606	233

		587

Diversified—0.3%
American Realty Capital Properties, Inc.	3,779	49
Vornado Realty Trust	1,081	115

		164

Health Care—0.5%
HCP, Inc.	3,353	139
Senior Housing Properties Trust	814	19
Ventas, Inc.	2,116	134

		292

Industrial—0.1%
Prologis, Inc.	1,898	78
Terreno Realty Corp.	702	13

		91

Infrastructure—0.5%
American Tower Corp.	3,062	289

Lodging/Resort—0.3%
DiamondRock Hospitality Co.	3,110	38
LaSalle Hotel Properties	2,882	100
RLJ Lodging Trust	2,425	68

		206

Mixed—0.1%
Duke Realty Corp.	2,647	48

Office—0.5%
Alexandria Real Estate Equities, Inc.	558	44
BioMed Realty Trust, Inc.	1,547	33

See Notes to Schedules of Investments.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

JULY 31, 2014 (UNAUDITED)

($ reported in thousands)

	SHARES	VALUE

Office—continued
Boston Properties, Inc.	1,975		$236
Corporate Office Properties Trust	490		14

			327

Regional Malls—0.9%
CBL & Associates Properties, Inc.	2,913		55
General Growth Properties, Inc.	2,827		66
Simon Property Group, Inc.	2,314		389
Taubman Centers, Inc.	773		57

			567

Self Storage—0.3%
CubeSmart	1,188		22
Public Storage	912		156

			178

Shopping Centers—0.3%
DDR Corp.	2,590		46
Federal Realty Investment Trust	854		104
Retail Properties of America, Inc. Class A	2,042		31
Weingarten Realty Investors	703		23

			204

Timber—0.2%
Rayonier, Inc.	860		29
Weyerhaeuser Co.	3,645		114

			143

TOTAL REAL ESTATE INVESTMENT TRUSTS
(Identified Cost $2,939)			3,096

	CONTRACTS

PURCHASED OPTIONS—0.0%

Consumer Discretionary—0.0%
Ryder System, Inc. Expiring 08/16/14 Strike Price $92.50	6	$	—(15)

Energy—0.0%
DryShips, Inc. Expiring 12/12/14 Strike Price $4	25		— (15)
Talisman Energy, Inc. Expiring 10/18/14 Strike Price $12	8		— (15)

	CONTRACTS	VALUE

Energy—continued
Weatherford International, Inc. Expiring 11/22/14 Strike Price $24	5	$1

		1

Exchange Traded Funds—0.0%
SPDR S&P 500 ETF Trust Expiring 08/08/14 Strike Price $198	15	—(15)

Financials—0.0%
Ally Financial, Inc. Expiring 12/20/14 Strike Price $2	7	—(15)
Chicago Board Options Expiring 10/22/14 Strike Price $15	19	5
MGIC Investment Corp. Expiring 09/20/14 Strike Price $10	5	— (15)
MGIC Investment Corp. Expiring 09/20/14 Strike Price $9	15	— (15)

		5

Industrials—0.0%
Delta Air Lines, Inc. Expiring 09/20/14 Strike Price $44	18	— (15)

Information Technology—0.0%
Life Lock, Inc. Expiring 11/22/14 Strike Price $12.50	12	3

Materials—0.0%
Alpha Natural Resources, Inc. Expiring 01/17/15 Strike Price $4.50	50	2
Alpha Natural Resources, Inc. Expiring 09/20/14 Strike Price $4	5	— (15)
Alpha Natural Resources, Inc. Expiring 09/20/14 Strike Price $5	40	— (15)

	CONTRACTS	VALUE

Materials—continued
Dow Chemical Co. (The) Expiring 08/16/14 Strike Price $52.50	1	$— (15)

Peabody Energy Corp. Expiring 09/20/14 Strike Price $19	25	— (15)

		2

TOTAL PURCHASED OPTIONS
(Identified Cost $19)		11

TOTAL LONG TERM INVESTMENTS — 78.6%
(Identified Cost $47,662)		48,261

	SHARES

SHORT-TERM INVESTMENTS—24.3%

Money Market Mutual Funds—24.3%
BlackRock Liquidity Funds TempFund Portfolio - Institutional Shares (Seven-day effective yield 0.030%)	14,937,798	14,938

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $14,938)		14,938

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND WRITTEN OPTIONS — 102.9%
(Identified Cost $62,600)		63,199 (1)

SECURITIES SOLD SHORT—(11.3)%

Consumer Discretionary—(0.1)%
Barnes & Noble, Inc.(14)	(1,972)	(41)
LifeLock, Inc.(14)	(414)	(6)

		(47)

Consumer Staples—(0.1)%
Bunge Ltd.	(275)	(22)
Post Holdings, Inc.(14)	(400)	(18)

		(40)

Energy—(0.2)%
Alpha Natural Resources, Inc.(14)	(225)	(1)
Green Plains, Inc.	(1,980)	(74)
SandRidge Energy, Inc.(14)	(8,733)	(52)
Weatherford International PLC	(127)	(3)

		(130)

See Notes to Schedules of Investments.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

JULY 31, 2014 (UNAUDITED)

($ reported in thousands)

	SHARES

Exchange Traded Funds—(8.6)%
Energy Select Sector SPDR Fund	(8,700)	$(841)
iShares 7-10 Year Treasury Bond ETF	(5,808)	(599)
iShares Russell 2000 ETF	(6,395)	(710)
JPMorgan Alerian MLP Index ETN	(13,837)	(697)
SPDR S&P 500 ETF Trust	(9,290)	(1,794)
SPDR S&P Oil & Gas Exploration & Production ETF	(684)	(52)
WisdomTree Japan Hedged Equity Fund	(11,305)	(565)

		(5,258)

Financials—0.0%
FXCM, Inc.	(2,120)	(29)

Health Care—(0.2)%
Albany Molecular Research, Inc.(14)	(3,708)	(70)
Amarin Corp. plc ADR(14)	(510)	(1)
Auxilium Pharmaceuticals, Inc.(14)	(1,740)	(35)
Hologic, Inc.(14)	(228)	(6)
NuVasive, Inc.(14)	(300)	(11)

		(123)

Industrials—0.0%
Navistar International Corp.(14)	(700)	(24)

Information Technology—(0.1)%
Rudolph Technologies, Inc.(14)	(2,000)	(18)
TTM Technologies, Inc.(14)	(1,557)	(12)
Vishay Intertechnology, Inc.	(1,800)	(26)

		(56)

Materials—(0.3)%
B2Gold Corp.(14)	(3,052)	(8)
Dow Chemical Co. (The)	(23)	(1)
Rio Tinto plc ADR	(3,180)	(182)
Silver Standard Resources, Inc.(14)	(1,080)	(10)

		(201)

	SHARES

Retail—0.0%
Ramco-Gershenson Properties Trust REIT	(1,807)	$(30)

Telecommunication Services—(0.8)%
AT&T, Inc.	(13,000)	(463)

U.S. Government Securities—(0.8)%
United States Treasury Note/Bond	(485,000)	(483)

Utilities—(0.1)%
Exelon Corp.	(1,538)	(48)

TOTAL SECURITIES SOLD SHORT
(Proceeds $6,837)		(6,932	)(1)

WRITTEN OPTIONS—0.0%

Put Options—0.0%
Alpha Natural Resources Expiring 08/16/14 Strike Price $3	(10)	— (15)

TOTAL WRITTEN OPTIONS
(Proceeds $0)		— (1)

TOTAL INVESTMENTS NET OF SECURITIES SOLD SHORT AND WRITTEN OPTIONS — 91.6%
(Identified Cost $55,763)		56,267
Other assets and liabilities, net — 8.4%		5,168

NET ASSETS — 100.0%		$61,435

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at July 31, 2014, see the Notes to Schedules of Investments and Securities Sold Short.

(2)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, these securities amounted to a value of $8,234 or 13.4% of net assets.

(4)	Variable or step coupon security; interest rate shown reflects the rate in effect at July 31, 2014.

(5)	100% of the income received was in cash.

(6)	No contractual maturity date.

(7)	Illiquid security.

(8)	All or a portion segregated as collateral for securities sold short.

(9)	This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(10)	This loan will settle after July 31, 2014, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be known.

(11)	Security in default.

(12)	Value shown as par.

(13)	All or a portion segregated as collateral for purchase obligations.

(14)	Non-income producing.

(15)	Amount is less than $500.

Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
ETN	Exchange Traded Note
LP	Limited Partnership
MLP	Master Limited Partnership
PIK	Payment in Kind
PLC	Public Limited Company
REIT	Real Estate Investment Trusts
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipt

Currencies:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	European Currency Unit
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	United States Dollar

Country Weightings (Unaudited)†

United States	81%
Canada	2
United Kingdom	2
Japan	2
Marshall Islands	1
Italy	1
Ireland	1
Other	10

Total	100%

† % of total investments, net of securities sold short, as of July 31, 2014

See Notes to Schedules of Investments.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

JULY 31, 2014 (UNAUDITED)

($ reported in thousands)

Financial futures contracts as of July 31,2014 were as follows:

Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Unrealized Appreciation (Depreciation)

Hang Seng Index Futures	August 2014	4	$639	$ 18
10-Year Mini JGB Future	September 2014	8	1,135	7
Australian 10-Year Bond Future	September 2014	6	4,861	13
Brent Crude Futures	September 2014	3	318	(15)
Canada 10-Year Bond Future	September 2014	2	252	4
Cocoa Futures	September 2014	2	68	3
DAX Index Future	September 2014	1	315	(17)
DJIA E-Mini	September 2014	6	495	(9)
Euro - Bund Future	September 2014	10	1,980	17
Euro STOXX 50	September 2014	12	501	(22)
FTSE 100 Index Futures	September 2014	4	451	(6)
LME Electrolytic Copper Futures	September 2014	2	356	1
LME Electrolytic Copper Futures	September 2014	(2)	(356)	(20)
LME Primary Aluminum Futures	September 2014	2	99	4
LME Primary Aluminum Futures	September 2014	(1)	(50)	(2)
LME Zinc	September 2014	3	177	14
LME Zinc	September 2014	(3)	(177)	(12)
NASDAQ 100 E-Mini	September 2014	7	544	6
Natural Gas Futures	September 2014	(1)	(38)	— (a)
Nikkei 225	September 2014	3	228	4
Russell 2000 Mini Index	September 2014	2	223	(12)
S&P 500 E-Mini Future	September 2014	7	674	(10)
S&P 500 E-Mini Future	September 2014	(9)	(866)	17
TOPIX Index Future	September 2014	2	251	7
U.S. Treasury 30-Year Bond Futures	September 2014	9	1,237	9
WTI Crude Futures	September 2014	3	295	(16)
Soybean Future	November 2014	1	54	(7)
Coffee ‘C’ Future	December 2014	2	149	11
Corn Future	December 2014	(4)	(73)	11
Cotton No. 2	December 2014	(1)	(31)	6
KC HRW Wheat Future	December 2014	(1)	(32)	2
Soybean Meal Future	December 2014	1	35	(4)
Wheat Future (CBT)	December 2014	(3)	(83)	7
3-Month Euro Euribor	December 2015	40	13,349	1
90 Days Euro Dollars	December 2015	40	9,890	(11)
90 Days Sterling Bond	December 2015	11	2,281	(1)

Total				$ (2)

Footnote Legend:

(a)	Amount is less than $500.

Foreign currency exchange contracts as of July 31, 2014 were as follows:

Currency Purchased	Value	Currency Sold	Value		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

AUD*	43	USD	40		Bank of America N.A.	9/19/14	$ — (a	)
AUD*	731	USD	683		Bank of America N.A.	9/19/14	(6)
AUD*	— (a)	USD	— (	a)	Bank of America N.A.	9/19/14	— (a	)
AUD*	46	USD	43		Bank of America N.A.	9/19/14	— (a	)
AUD*	4	USD	3		Bank of America N.A.	9/19/14	— (a	)
AUD*	9	USD	9		Bank of America N.A.	9/19/14	— (a	)
AUD*	6	USD	5		Bank of America N.A.	9/19/14	— (a	)
AUD*	8	USD	7		Bank of America N.A.	9/19/14	— (a	)
AUD*	5	USD	5		Bank of America N.A.	9/19/14	— (a	)
AUD*	27	USD	26		Bank of America N.A.	9/19/14	— (a	)
AUD*	8	USD	7		Bank of America N.A.	9/19/14	— (a	)

See Notes to Schedules of Investments.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

JULY 31, 2014 (UNAUDITED)

($ reported in thousands)

Foreign currency exchange contracts as of July 31, 2014 were as follows: (continued)

Currency Purchased	Value	Currency Sold	Value	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

AUD*	8	USD	7	Bank of America N.A.	9/19/14	$ — (a	)
AUD*	4	USD	4	Bank of America N.A.	9/19/14	— (a	)
AUD*	4	USD	3	Bank of America N.A.	9/19/14	— (a	)
CAD*	3	USD	3	Bank of America N.A.	9/19/14	— (a	)
CAD*	10	USD	9	Bank of America N.A.	9/19/14	— (a	)
CAD*	43	USD	40	Bank of America N.A.	9/19/14	— (a	)
CAD*	38	USD	35	Bank of America N.A.	9/19/14	— (a	)
CAD*	105	USD	96	Bank of America N.A.	9/19/14	— (a	)
CAD*	138	USD	127	Bank of America N.A.	9/19/14	(1)
CAD*	125	USD	117	Bank of America N.A.	9/19/14	(2)
CAD*	32	USD	30	Bank of America N.A.	9/19/14	— (a	)
CAD*	— (a)	USD	— (a)	Bank of America N.A.	9/19/14	— (a	)
CAD*	3	USD	3	Bank of America N.A.	9/19/14	— (a	)
CAD*	3	USD	3	Bank of America N.A.	9/19/14	— (a	)
CAD*	2	USD	2	Bank of America N.A.	9/19/14	— (a	)
CAD*	18	USD	17	Bank of America N.A.	9/19/14	— (a	)
CAD*	14	USD	13	Bank of America N.A.	9/19/14	— (a	)
CAD*	20	USD	19	Bank of America N.A.	9/19/14	— (a	)
CAD*	2	USD	2	Bank of America N.A.	9/19/14	— (a	)
CAD*	51	USD	48	Bank of America N.A.	9/19/14	(1)
CAD*	78	USD	72	Bank of America N.A.	9/19/14	(1)
CAD*	2	USD	2	Bank of America N.A.	9/19/14	— (a	)
CHF*	71	USD	79	Bank of America N.A.	9/19/14	(1)
CHF*	5	USD	5	Bank of America N.A.	9/19/14	— (a	)
CHF*	17	USD	18	Bank of America N.A.	9/19/14	— (a	)
CHF*	20	USD	22	Bank of America N.A.	9/19/14	— (a	)
CHF*	40	USD	44	Bank of America N.A.	9/19/14	— (a	)
CHF*	23	USD	25	Bank of America N.A.	9/19/14	— (a	)
CHF*	1	USD	1	Bank of America N.A.	9/19/14	— (a	)
CHF*	3	USD	4	Bank of America N.A.	9/19/14	— (a	)
CHF*	118	USD	134	Bank of America N.A.	9/19/14	(3)
CHF*	4	USD	4	Bank of America N.A.	9/19/14	— (a	)
CHF*	2	USD	3	Bank of America N.A.	9/19/14	— (a	)
EUR*	1	USD	1	Bank of America N.A.	9/19/14	— (a	)
EUR*	458	USD	620	Bank of America N.A.	9/19/14	(7)
EUR*	2	USD	2	Bank of America N.A.	9/19/14	— (a	)
EUR*	14	USD	19	Bank of America N.A.	9/19/14	— (a	)
EUR*	55	USD	73	JPMorgan Chase Bank N.A.	11/03/14	— (a	)
GBP*	764	USD	1,284	Bank of America N.A.	9/19/14	4
GBP*	5	USD	9	Bank of America N.A.	9/19/14	— (a	)
GBP*	5	USD	8	Bank of America N.A.	9/19/14	— (a	)
GBP*	1	USD	2	Bank of America N.A.	9/19/14	— (a	)
GBP*	8	USD	13	Bank of America N.A.	9/19/14	— (a	)
GBP*	— (a)	USD	1	Bank of America N.A.	9/19/14	— (a	)
GBP*	24	USD	41	Bank of America N.A.	9/19/14	(1)
GBP*	3	USD	5	Bank of America N.A.	9/19/14	— (a	)
JPY*	367	USD	4	Bank of America N.A.	9/19/14	— (a	)
JPY*	24,240	USD	238	Bank of America N.A.	9/19/14	(2)
JPY*	16,938	USD	166	Bank of America N.A.	9/19/14	(2)
JPY*	2,177	USD	21	Bank of America N.A.	9/19/14	— (a	)
JPY*	2,128	USD	21	Bank of America N.A.	9/19/14	— (a	)
JPY*	1,142	USD	11	Bank of America N.A.	9/19/14	— (a	)
JPY*	208	USD	2	Bank of America N.A.	9/19/14	— (a	)
JPY*	12,446	USD	123	Bank of America N.A.	9/19/14	(2)
JPY*	20,333	USD	201	Bank of America N.A.	9/19/14	(3)
JPY*	1,214	USD	12	Bank of America N.A.	9/19/14	— (a	)

See Notes to Schedules of Investments.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

JULY 31, 2014 (UNAUDITED)

($ reported in thousands)

Foreign currency exchange contracts as of July 31, 2014 were as follows: (continued)

Currency Purchased	Value	Currency Sold	Value	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

JPY*	1,203	USD	12	Bank of America N.A.	9/19/14	$ — (a	)
JPY*	3,929	USD	39	Bank of America N.A.	9/19/14	(1)
JPY*	1,621	USD	16	Bank of America N.A.	9/19/14	— (a	)
JPY*	1,560	USD	15	Bank of America N.A.	9/19/14	— (a	)
JPY*	5,086	USD	50	Bank of America N.A.	9/19/14	(1)
JPY*	2,218	USD	22	Bank of America N.A.	9/19/14	— (a	)
JPY*	300	USD	3	Bank of America N.A.	9/19/14	— (a	)
JPY*	10,440	USD	103	Bank of America N.A.	9/19/14	(2)
JPY*	1,291	USD	13	Bank of America N.A.	9/19/14	— (a	)
JPY*	308	USD	3	Bank of America N.A.	9/19/14	— (a	)
JPY*	4,624	USD	45	Bank of America N.A.	9/19/14	— (a	)
MXN*	100	USD	8	Bank of America N.A.	9/19/14	— (a	)
MXN*	3,924	USD	300	Bank of America N.A.	9/19/14	(5)
MXN*	73	USD	6	Bank of America N.A.	9/19/14	— (a	)
MXN*	113	USD	9	Bank of America N.A.	9/19/14	— (a	)
MXN*	31	USD	2	Bank of America N.A.	9/19/14	— (a	)
MXN*	39	USD	3	Bank of America N.A.	9/19/14	— (a	)
MXN*	— (a)	USD	— (a)	Bank of America N.A.	9/19/14	— (a	)
MXN*	181	USD	14	Bank of America N.A.	9/19/14	— (a	)
MXN*	17	USD	1	Bank of America N.A.	9/19/14	— (a	)
MXN*	— (a)	USD	— (a)	Bank of America N.A.	9/19/14	— (a	)
MXN*	260	USD	20	Bank of America N.A.	9/19/14	— (a	)
MXN*	— (a)	USD	— (a)	Bank of America N.A.	9/19/14	— (a	)
MXN*	18	USD	1	Bank of America N.A.	9/19/14	— (a	)
NZD*	460	USD	395	Bank of America N.A.	9/19/14	(7)
NZD*	3	USD	3	Bank of America N.A.	9/19/14	— (a	)
NZD*	9	USD	8	Bank of America N.A.	9/19/14	— (a	)
NZD*	6	USD	5	Bank of America N.A.	9/19/14	— (a	)
NZD*	— (a)	USD	— (a)	Bank of America N.A.	9/19/14	— (a	)
NZD*	9	USD	8	Bank of America N.A.	9/19/14	— (a	)
NZD*	4	USD	4	Bank of America N.A.	9/19/14	— (a	)
NZD*	2	USD	2	Bank of America N.A.	9/19/14	— (a	)
NZD*	4	USD	3	Bank of America N.A.	9/19/14	— (a	)
NZD*	— (a)	USD	— (a)	Bank of America N.A.	9/19/14	— (a	)
NZD*	25	USD	22	Bank of America N.A.	9/19/14	— (a	)
NZD*	10	USD	9	Bank of America N.A.	9/19/14	— (a	)
USD*	— (a)	AUD	— (a)	Bank of America N.A.	9/19/14	— (a	)
USD*	4	AUD	4	Bank of America N.A.	9/19/14	— (a	)
USD*	8	AUD	8	Bank of America N.A.	9/19/14	— (a	)
USD*	11	AUD	12	Bank of America N.A.	9/19/14	— (a	)
USD*	12	AUD	13	Bank of America N.A.	9/19/14	— (a	)
USD*	3	AUD	3	Bank of America N.A.	9/19/14	— (a	)
USD*	2	AUD	2	Bank of America N.A.	9/19/14	— (a	)
USD*	— (a)	AUD	— (a)	Bank of America N.A.	9/19/14	— (a	)
USD*	— (a)	AUD	— (a)	Bank of America N.A.	9/19/14	— (a	)
USD*	1	AUD	1	Bank of America N.A.	9/19/14	— (a	)
USD*	2	AUD	2	Bank of America N.A.	9/19/14	— (a	)
USD*	2	AUD	3	Bank of America N.A.	9/19/14	— (a	)
USD*	136	CAD	148	Bank of America N.A.	9/19/14	— (a	)
USD*	20	CAD	22	Bank of America N.A.	9/19/14	— (a	)
USD*	12	CAD	13	Bank of America N.A.	9/19/14	— (a	)
USD*	2	CAD	2	Bank of America N.A.	9/19/14	— (a	)
USD*	4	CAD	4	Bank of America N.A.	9/19/14	— (a	)
USD*	6	CAD	6	Bank of America N.A.	9/19/14	— (a	)
USD*	— (a)	CHF	— (a)	Bank of America N.A.	9/19/14	— (a	)
USD*	14	CHF	13	Bank of America N.A.	9/19/14	— (a	)

See Notes to Schedules of Investments.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

JULY 31, 2014 (UNAUDITED)

($ reported in thousands)

Foreign currency exchange contracts as of July 31, 2014 were as follows: (continued)

Currency Purchased	Value	Currency Sold	Value	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD*	7	CHF	6	Bank of America N.A.	9/19/14	$ — (a	)
USD*	61	CHF	54	Bank of America N.A.	9/19/14	1
USD*	— (a)	CHF	— (a)	Bank of America N.A.	9/19/14	— (a	)
USD*	135	CHF	121	Bank of America N.A.	9/19/14	2
USD*	6	CHF	6	Bank of America N.A.	9/19/14	— (a	)
USD*	101	CHF	91	Bank of America N.A.	9/19/14	1
USD*	154	CHF	138	Bank of America N.A.	9/19/14	2
USD*	151	CHF	135	Bank of America N.A.	9/19/14	2
USD*	82	CHF	74	Bank of America N.A.	9/19/14	1
USD*	7	CHF	6	Bank of America N.A.	9/19/14	— (a	)
USD*	38	CHF	35	Bank of America N.A.	9/19/14	— (a	)
USD*	98	CHF	88	Bank of America N.A.	9/19/14	— (a	)
USD*	17	CHF	16	Bank of America N.A.	9/19/14	— (a	)
USD*	22	EUR	16	Bank of America N.A.	9/19/14	— (a	)
USD*	11	EUR	8	Bank of America N.A.	9/19/14	— (a	)
USD*	41	EUR	30	Bank of America N.A.	9/19/14	1
USD*	43	EUR	32	Bank of America N.A.	9/19/14	— (a	)
USD*	30	EUR	22	Bank of America N.A.	9/19/14	1
USD*	— (a)	EUR	— (a)	Bank of America N.A.	9/19/14	— (a	)
USD*	16	EUR	12	Bank of America N.A.	9/19/14	— (a	)
USD*	39	EUR	29	Bank of America N.A.	9/19/14	1
USD*	45	EUR	33	Bank of America N.A.	9/19/14	1
USD*	7	EUR	5	Bank of America N.A.	9/19/14	— (a	)
USD*	— (a)	EUR	— (a)	Bank of America N.A.	9/19/14	— (a	)
USD*	27	EUR	19	Bank of America N.A.	9/19/14	— (a	)
USD*	7	EUR	5	Bank of America N.A.	9/19/14	— (a	)
USD*	1	EUR	1	Bank of America N.A.	9/19/14	— (a	)
USD*	73	EUR	53	Bank of America N.A.	9/19/14	1
USD*	— (a)	EUR	— (a)	Bank of America N.A.	9/19/14	— (a	)
USD*	66	EUR	48	Bank of America N.A.	9/19/14	1
USD*	— (a)	EUR	— (a)	Bank of America N.A.	9/19/14	— (a	)
USD*	221	EUR	163	Bank of America N.A.	9/19/14	3
USD*	284	EUR	210	Bank of America N.A.	9/19/14	3
USD*	120	EUR	89	Bank of America N.A.	9/19/14	1
USD*	2	EUR	2	Bank of America N.A.	9/19/14	— (a	)
USD*	181	EUR	134	Bank of America N.A.	9/19/14	2
USD*	47	EUR	35	Bank of America N.A.	9/19/14	— (a	)
USD*	129	EUR	96	Bank of America N.A.	9/19/14	1
USD*	119	EUR	88	Bank of America N.A.	9/19/14	1
USD*	257	EUR	192	Bank of America N.A.	9/19/14	1
USD*	150	EUR	111	Bank of America N.A.	9/19/14	— (a	)
USD*	13	GBP	8	Bank of America N.A.	9/19/14	— (a	)
USD*	— (a)	GBP	— (a)	Bank of America N.A.	9/19/14	— (a	)
USD*	20	GBP	12	Bank of America N.A.	9/19/14	— (a	)
USD*	6	GBP	4	Bank of America N.A.	9/19/14	— (a	)
USD*	— (a)	GBP	— (a)	Bank of America N.A.	9/19/14	— (a	)
USD*	1	GBP	1	Bank of America N.A.	9/19/14	— (a	)
USD*	7	GBP	4	Bank of America N.A.	9/19/14	— (a	)
USD*	2	GBP	1	Bank of America N.A.	9/19/14	— (a	)
USD*	8	GBP	5	Bank of America N.A.	9/19/14	— (a	)
USD*	14	GBP	8	Bank of America N.A.	9/19/14	— (a	)
USD*	6	GBP	4	Bank of America N.A.	9/19/14	— (a	)
USD*	8	GBP	5	Bank of America N.A.	9/19/14	— (a	)
USD*	4	GBP	2	Bank of America N.A.	9/19/14	— (a	)
USD*	5	GBP	3	Bank of America N.A.	9/19/14	— (a	)
USD*	— (a)	GBP	— (a)	Bank of America N.A.	9/19/14	— (a	)

See Notes to Schedules of Investments.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

JULY 31, 2014 (UNAUDITED)

($ reported in thousands)

Foreign currency exchange contracts as of July 31, 2014 were as follows: (continued)

Currency Purchased	Value	Currency Sold	Value	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD*	14	GBP	8	Bank of America N.A.	9/19/14	$ — (a	)
USD*	16	GBP	9	Bank of America N.A.	9/19/14	— (a	)
USD*	19	GBP	11	Bank of America N.A.	9/19/14	— (a	)
USD*	56	GBP	33	Bank of America N.A.	9/19/14	— (a	)
USD*	24	GBP	14	Bank of America N.A.	9/19/14	— (a	)
USD*	8	JPY	847	Bank of America N.A.	9/19/14	— (a	)
USD*	69	JPY	7,052	Bank of America N.A.	9/19/14	1
USD*	5	JPY	554	Bank of America N.A.	9/19/14	— (a	)
USD*	132	JPY	13,514	Bank of America N.A.	9/19/14	1
USD*	34	JPY	3,441	Bank of America N.A.	9/19/14	— (a	)
USD*	78	JPY	7,930	Bank of America N.A.	9/19/14	1
USD*	7	JPY	741	Bank of America N.A.	9/19/14	— (a	)
USD*	13	JPY	1,351	Bank of America N.A.	9/19/14	— (a	)
USD*	6	JPY	596	Bank of America N.A.	9/19/14	— (a	)
USD*	7	JPY	664	Bank of America N.A.	9/19/14	— (a	)
USD*	198	JPY	20,350	Bank of America N.A.	9/19/14	— (a	)
USD*	4	MXN	53	Bank of America N.A.	9/19/14	— (a	)
USD*	— (a)	MXN	— (a)	Bank of America N.A.	9/19/14	— (a	)
USD*	9	MXN	115	Bank of America N.A.	9/19/14	— (a	)
USD*	— (a)	MXN	5	Bank of America N.A.	9/19/14	— (a	)
USD*	2	MXN	25	Bank of America N.A.	9/19/14	— (a	)
USD*	7	MXN	94	Bank of America N.A.	9/19/14	— (a	)
USD*	11	MXN	138	Bank of America N.A.	9/19/14	— (a	)
USD*	— (a)	MXN	— (a)	Bank of America N.A.	9/19/14	— (a	)
USD*	3	MXN	34	Bank of America N.A.	9/19/14	— (a	)
USD*	6	MXN	78	Bank of America N.A.	9/19/14	— (a	)
USD*	— (a)	NZD	— (a)	Bank of America N.A.	9/19/14	— (a	)
USD*	28	NZD	32	Bank of America N.A.	9/19/14	— (a	)
USD*	4	NZD	5	Bank of America N.A.	9/19/14	— (a	)
USD*	— (a)	NZD	— (a)	Bank of America N.A.	9/19/14	— (a	)
USD*	6	NZD	7	Bank of America N.A.	9/19/14	— (a	)
USD*	— (a)	NZD	— (a)	Bank of America N.A.	9/19/14	— (a	)
USD*	2	NZD	3	Bank of America N.A.	9/19/14	— (a	)
USD*	— (a)	NZD	— (a)	Bank of America N.A.	9/19/14	— (a	)
USD*	4	NZD	5	Bank of America N.A.	9/19/14	— (a	)
USD*	11	NZD	12	Bank of America N.A.	9/19/14	— (a	)
USD*	1	NZD	1	Bank of America N.A.	9/19/14	— (a	)
USD*	16	NZD	18	Bank of America N.A.	9/19/14	— (a	)
USD*	27	EUR	20	JPMorgan Chase Bank N.A.	9/30/14	— (a	)
USD*	18	EUR	14	JPMorgan Chase Bank N.A.	10/23/14	— (a	)
USD*	9	EUR	7	JPMorgan Chase Bank N.A.	10/23/14	— (a	)
USD*	9	EUR	7	JPMorgan Chase Bank N.A.	10/23/14	— (a	)
USD*	75	EUR	55	JPMorgan Chase Bank N.A.	11/03/14	2

						$ (12)

Footnote Legend:

(a)	Amount is less than $500.
*	Non deliverable forward. See Note 2B in the Notes to Schedules of Investments and Securities Sold Short.

See Notes to Schedules of Investments.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

JULY 31, 2014 (UNAUDITED)

($ reported in thousands)

Over-the-counter total return swaps outstanding as of July 31, 2014 were as follows:

Reference Entity	Counterparty	Expiration Date	Notional Amount		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Glaxosmithkline PLC	Morgan Stanley	7/01/16	1,000	USD	$ 48	$ (48)	$ — (a)
Energy Transfer Equity LP	Morgan Stanley	4/25/16	986	USD	54	(59)	(5)
Ingenico	Morgan Stanley	4/25/16	394	USD	40	(39)	1

Total					$ 142	$(146)	$ (4)

Footnote Legend:

(a)	Amount is less than $500.

Total return basket swaps outstanding at July 31, 2014

Over-the-Counter

Counterparty	Description	Termination Date	Value

Morgan Stanley	The Fund pays the total return on a portfolio of short positions and receives the Fed Funds Effective Rate (+/- a spread), which is denominated in U.S. Dollars based on the local currencies of the positions within the swap.	4/28/16	$81

The following table provides a summary of inputs used to value the Fund’s investments as of July 31, 2014 (See Security Valuation Note 1B in the Notes to Schedule of Investments and Securities Sold Short):

	Total Value at July 31, 2014		Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Foreign Government Securities	$ 465		$ —		$ 465		$ —
Municipal Bonds	431		—		431		—
Mortgaged-Backed Securities	100		—		100
Asset-Backed Securities	338		—		338		—
Corporate Bonds	9,837		—		9,687		150
Convertible Bonds	4,308		—		4,308		—
Loan Agreements	4,661		—		4,661		—
Equity Securities:
Preferred Stock	877		398		479		—
Common Stocks	19,062		17,327		1,735		—
Rights	—	(a)	—	(a)	—		—
Warrants	9		9		—		—
Exchage-Traded Funds	87		87		—		—
Master Limited Partnerships	4,979		4,979		—		—
Real Estate Investment Trusts	3,096		3,096		—		—
Purchased Options	11		11		—	(a)	—
Short-Term Investments	14,938		14,938		—		—
Futures Contracts	162		162		—		—
Foreign currency exchange contracts	36		—		36		—
Over-the-Counter Total Return Swaps	1		—		1		—
Total Return Basket Swap	81		—		81		—

Total Assets	63,479		41,007		22,322		150

See Notes to Schedules of Investments.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

JULY 31, 2014 (UNAUDITED)

($ reported in thousands)

	Total Value at July 31, 2014	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:

Securities Sold Short	$(6,932)	$(6,449)	$ (483)	$ —
Written Options	— (a)	— (a)	—	—
Futures Contracts	(164)	(164)	—	—
Foreign currency exchange contracts	(48)	—	(48)	—
Over-the-Counter Total Return Swaps	(5)	—	(5)	—

Total Liabilities	$(7,149)	$(6,613)	$ (536)	$ —

Footnote Legend:

(a)	Amount is less than $500.

There were no transfers for the period.

The following is a reconciliation of assets of the Fund for Level 3 investments which significant unobservable inputs were used to determine fair value.

Corporate Bonds
Investments in Securities

Balance as of April 23, 2014(a)	$ —
Accrued discount/(premium)	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	150
Sales	—
Transfers into Level 3(b)	—
Transfers from Level 3(b)	—

Balance as of July 31, 2014	$ 150

Footnote Legend:

(a)	Inception date.
(b)	“Transfers into and/or from” represent the ending value as of July 31, 2014, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

See Notes to Schedules of Investments.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO SCHEDULES OF INVESTMENTS AND SECURITIES SOLD SHORT

July 31, 2014 (UNAUDITED)

Note 1. Significant Accounting Policies

Virtus Alternative Solutions Trust (the “Trust”) is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of the Schedules of Investments and Securities Sold Short. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates, and those differences could be significant.

A. Basis of Consolidation

The accompanying consolidated Schedule of Investments and Securities Sold Short of Alternative Total Solution Fund include the wholly-owned subsidiary of such Fund (the “Subsidiary”) which is organized as a company under the laws of the Cayman Islands and primarily invests in commodity-related instruments. The Subsidiary is not registered under the 1940 Act. The Subsidiary enables Alternative Total Solution Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. Alternative Total Solution Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is subject to the same investment policies and restrictions that apply to Alternative Total Solution Fund.

B. Security Valuation

Security valuation procedures for each Fund, which include nightly price variance as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board. All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified by the Board, and convenes independently from portfolio management. All internally fair valued securities, are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of any model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

—	Level 1 —	quoted prices in active markets for identical securities

—	Level 2 —	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 —	prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (generally, 4 p.m. Eastern time the close of the New York Stock Exchange (“NYSE”)) that may impact the value of securities traded in these non-U.S. markets. In such cases the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter (OTC) derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO SCHEDULES OF INVESTMENTS AND SECURITIES SOLD SHORT

July 31, 2014 (UNAUDITED)

Investments in open-end mutual funds are valued at NAV. Investments in closed-end mutual funds are valued as of the close of regular trading on the NYSE, generally 4 p.m. Eastern time, each business day. Both are categorized as Level 1 in the hierarchy.

Short-term notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market, and are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments and Securities Sold Short for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

C. When-issued Purchases and Forward Commitments (Delayed Delivery)

Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

D. Short Sales

The Funds may engage in short sales, which are transactions in which the Fund sells a security that it does not own (or that it owns but does not intend to deliver) in anticipation that the price of the security will decline. In order to establish a short position in a security, a Fund must first borrow the security from a broker or other institution to complete the sale. The Fund may not always be able to borrow a security, or to close out a short position at a particular time or at an acceptable price. If the price of the borrowed security increases between the date of the short sale and the date on which the Fund acquires the security, the Fund may experience a loss. The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

E. Loan Agreements

Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan agreements are generally non-investment grade, often involve borrowers that are highly leveraged. A Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR (London Interbank Offered Rate), the prime rate offered by one or more US banks or the certificate of deposit rate. When a loan agreement is purchased the Fund may pay an assignment fee. On an ongoing basis, the Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

At July 31, 2014, the Funds only hold assignment loans.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO SCHEDULES OF INVESTMENTS AND SECURITIES SOLD SHORT

July 31, 2014 (UNAUDITED)

F. Unfunded Commitments

The Funds may invest in floating rate loans. In connection with these investments, the Funds may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. As of July 31, 2014, the Fund had the following unfunded loan commitments:

		Unfunded Loan Commitment
Borrower	Alternative Income Solution Fund	Alternative Inflation Solution Fund	Alternative Total Solution Fund

American Energy - Utica LLC	$55	$35	$40
AmSurg Corp.	50	30	35
Zebra Technologies Corp.	35	20	35

Note 2. Derivative Financial Instruments

A. Futures Contracts

A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the “initial margin” requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund for financial statement purposes on a daily basis as unrealized gains or losses. When the contract expires or is closed, gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is realized.

Alternative Income Solution Fund, Alternative Inflation Solution Fund and Alternative Total Solution Fund utilize futures to optimize performance by gaining exposure to broad markets or to hedge the risk of securities within the portfolios. The potential risks to each such Fund are that 1) the use of futures may result in larger losses or smaller gains than the use of more traditional investments, 2) the prices of futures and the price movements of the securities that the future is intended to simulate may not correlate well, 3) the Fund’s success in using futures will be dependent upon the subadviser’s ability to correctly predict such price movements, 4) liquidity of futures can be adversely affected by market factors, and the prices of such securities may move in unexpected ways, and 5) if the Fund cannot close out a futures position, it may be compelled to continue to make daily cash payments to the broker to meet margin requirements, thus increasing transaction costs.

B. Foreign Currency Exchange Contracts

Alternative Income Solution Fund, Alternative Inflation Solution Fund and Alternative Total Solution Fund enter into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable foreign currency exchange contracts are settled with the counterparty in U.S. dollar without the delivery of foreign currency.

C. Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. Certain Funds may purchase or write both put and call options on portfolio securities. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Alternative Total Solution Fund uses options contracts to hedge against market and idiosyncratic risk.

When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss.

The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO SCHEDULES OF INVESTMENTS AND SECURITIES SOLD SHORT

July 31, 2014 (UNAUDITED)

option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.

D. Swaps

Certain Funds enter into swap agreements, in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).

For OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and amortized over the term of the OTC swap. Payments received or made by the Funds for OTC swaps are recorded as realized gains or losses, respectively. When an OTC swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is recorded as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss).

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Credit default swaps – Certain Funds enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). A Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on a combination or basket of single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to any of the referenced entities (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

The Funds did not enter into any credit default swaps during the current reporting period.

Total return swaps – Certain Funds enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Certain Funds enter into equity basket swaps to obtain exposure to a portfolio of long and short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. This means that the Fund has the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within the swap are reset periodically, and financing costs are reset monthly.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO SCHEDULES OF INVESTMENTS AND SECURITIES SOLD SHORT

July 31, 2014 (UNAUDITED)

($ reported in thousands)

During a reset, any unrealized gains (losses) on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the Master Agreement between the Fund and the counterparty.

The value of the swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable. Total return basket swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments and Securities Sold Short.

The swap involves additional risks than if the Fund has invested in the underlying positions directly, including: the risk that changes in the swap may not correlate perfectly with the underlying long and short securities; credit risk related to the counterparty’s failure to perform under contract terms; and liquidity risk related to the lack of a liquid market for the swap contract, which may limit the ability of the Fund to close out its position(s).

The Alternative Total Solution Fund utilizes swaps to gain exposure to broad markets or to hedge the risk of individual securities within the portfolios, obtain long or short exposure to the underlying reference instrument, obtain leverage and gain exposure to restricted markets in order to avoid the operational burden of ownership filing requirements. Swap Baskets are entered into to implement custom index exposure in one convenient trading instrument.

Interest rate swaps – Certain Funds enter into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The Funds did not enter into any interest rate swaps during the current reporting period.

	Fair Values of Derivative Financial Instruments as of July 31, 2014 Derivative Assets

	Alternative Income Solution Fund	Alternative Inflation Solution Fund	Alternative Total Solution Fund

		Value

Interest rate contracts	$ 3	$ 8	$ 45
Foreign Currency exchange contracts	5	4	36
Equity Contracts	—	—	141
Commodity Contracts	—	—	60

Total	$ 8	$12	$282

	Fair Values of Derivative Financial Instruments as of July 31, 2014 Derivative Liabilities

	Alternative Income Solution Fund		Alternative Inflation Solution Fund	Alternative Total Solution Fund

			Value

Interest rate contracts	$ —		$51	$ 11
Foreign currency exchange contracts	—	*	—	48
Equity Contracts	—		—	82
Commodity	—		—	78

Total	$ —	*	$51	$219

*Amount is less than $500.

The derivative investments held as of July 31, 2014 as disclosed in the Schedule of Investments and Securities Sold Short serve as indicators of the volume of derivative activity for each applicable Fund for the period ended July 31, 2014.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO SCHEDULES OF INVESTMENTS AND SECURITIES SOLD SHORT

July 31, 2014 (UNAUDITED)

($ reported in thousands)

E. Derivative Risks

A derivative contract may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC options purchased, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.

With exchange traded purchased options and futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate their counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Note 3.  Credit Risk and Asset Concentration

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadvisers to accurately predict risk.

Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.

Certain Funds may invest a high percentage of their assets in specific sectors or countries of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

Note 4. Illiquid and Restricted Securities

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund’s Schedule of Investments where applicable. However, a portion of such footnoted securities could be liquid where the subadviser determines that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount of which such securities have been valued by the Fund.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO SCHEDULES OF INVESTMENTS AND SECURITIES SOLD SHORT

July 31, 2014 (UNAUDITED)

($ reported in thousands)

At July 31, 2014, the Funds did not hold any securities that are both illiquid and restricted.

Note 5. Federal Income Tax Information

At July 31, 2014, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Funds were as follows:

Fund	Federal Tax Cost (Proceeds)	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Alternative Income Solution Fund - Investments	$42,890	$1,042	$(354)	$ 688
Alternative Income Solution Fund - Short Sales	(1,865)	8	(42)	(34)
Alternative Inflation Solution Fund - Investments	33,285	1,061	(402)	659
Alternative Inflation Solution Fund - Short Sales	(1,993)	8	(45)	(37)
Alternative Total Solution Fund - Investments	62,647	1,238	(686)	552
Alternative Total Solution Fund - Short Sales	(6,543)	64	(453)	(389)

Note 6. Subsequent Event Evaluation

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Alternative Solutions Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date September 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date September 29, 2014

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Senior Vice President, Chief Financial Officer
and Treasurer
(principal financial and accounting officer)

Date September 29, 2014

* Print the name and title of each signing officer under his or her signature.